 Nationwide(R) VL
Separate Account-C
December 31, 2001

                        America's FUTURE Life Series(SM)

                                                                   2001
                                                                   ANNUAL REPORT

                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

VLOB - 0173 -12/01

                                [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                          [PHOTOGRAPH JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2001 annual report of the Nationwide VL Separate Account-C.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the '90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 20, 2002


                                        3
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                                        4
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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 7 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 48. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 11 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 44, provide further disclosures about the variable account and its underlying contract provisions.


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                                        6

                        NATIONWIDE VL SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2001

ASSETS:

  Investments at fair value:

    American Century VP - American Century VP Balanced (ACVPBal)
      89,850 shares (cost $584,771) ....................................................   $    592,113

    American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
      105,176 shares (cost $865,992) ...................................................        788,822

    American Century VP - American Century VP Income & Growth (ACVPIncGr)
      1,073,658 shares (cost $7,314,373) ...............................................      6,935,832

    American Century VP - American Century VP International (ACVPInt)
      3,130,509 shares (cost $25,315,459) ..............................................     20,630,055

    American Century VP - American Century VP Value (ACVPValue)
      992,117 shares (cost $6,702,980) .................................................      7,381,349

    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
      52,632 shares (cost $545,907) ....................................................        511,587

    Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
      21,757 shares (cost $178,914) ....................................................        181,453

    Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
      8,174 shares (cost $102,883) .....................................................        104,707

    Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)
      400,723 shares (cost $5,690,244) .................................................      5,614,132

    Dreyfus IP - European Equity Portfolio (DryEuroEq)
      311 shares (cost $3,515) .........................................................          3,321

    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      18,265 shares (cost $530,626) ....................................................        487,122

    Dreyfus Stock Index Fund (DryStkIx)
      1,664,636 shares (cost $55,686,021) ..............................................     48,873,713

    Dreyfus VIF - Appreciation Portfolio (DryAp)
      420,638 shares (cost $15,709,621) ................................................     14,713,933

    Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
      29,681 shares (cost $629,304) ....................................................        642,585

    Federated IS - Federated Quality Bond Fund II (FISFedQual)
      90,670 shares (cost $1,001,561) ..................................................      1,021,851

    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
      21,269 shares (cost $468,196) ....................................................        483,873

    Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
      164,298 shares (cost $3,449,650) .................................................      3,724,624

    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
      199,099 shares (cost $7,011,907) .................................................      6,691,734

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

    Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
      487,825 shares (cost $20,784,650) ................................................     16,332,394

    Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
      341,427 shares (cost $2,406,578) .................................................      2,188,549

    Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
      170,135 shares (cost $1,189,558) .................................................      1,085,463

    Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
      187,005 shares (cost $2,992,179) .................................................      2,595,623

    Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
      244,058 shares (cost $3,903,813) .................................................      3,375,317

    Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
      623,062 shares (cost $9,056,360) .................................................      9,040,629

    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
      63,647 shares (cost $1,295,180) ..................................................      1,281,219

    Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
      275,589 shares (cost $6,390,657) .................................................      5,528,315

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
      60,550 shares (cost $950,746) ....................................................        916,127

    Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
      134,733 shares (cost $2,221,716) .................................................      2,035,811

    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      130,285 shares (cost $2,672,254) .................................................      2,679,959

    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      148,036 shares (cost $621,101) ...................................................        603,988

    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      52,009 shares (cost $1,246,088) ..................................................      1,211,814

    Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
      224,042 shares (cost $3,049,689) .................................................      2,363,646

    Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
      95,178 shares (cost $1,229,207) ..................................................      1,253,495

    Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc)
      32,270 shares (cost $354,056) ....................................................        334,967

    Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
      266,177 shares (cost $2,084,777) .................................................      1,980,359

    Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
      127,737 shares (cost $1,497,618) .................................................      1,185,398

    Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
      5,410,230 shares (cost $63,509,444) ..............................................     63,083,287

    Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I (NSATBal)
      275,892 shares (cost $2,663,838) .................................................      2,593,381

    Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
      159,364 shares (cost $1,473,424) .................................................      1,456,587

    Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
      90,557,381 shares (cost $90,557,381) .............................................     90,557,381

    Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG)
      16,054 shares (cost $221,949) ....................................................        232,469

    Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV)
      749,585 shares (cost $7,701,752) .................................................      7,765,701

    Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
      523,409 shares (cost $9,864,604) .................................................      9,756,346

    Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal)
      82,435 shares (cost $798,164) ....................................................        795,496

    Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
      75,481 shares (cost $984,008) ....................................................        874,830

    Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
      193,855 shares (cost $1,905,849) .................................................      1,917,226

    Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      81,992 shares (cost $1,029,205) ..................................................        944,553

    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      160,899 shares (cost $2,377,166) .................................................      2,355,560

    Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
      480,259 shares (cost $6,399,914) .................................................      6,469,083

    Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
      57,062 shares (cost $1,040,746) ..................................................        966,625

    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
      438,296 shares (cost $6,943,614) .................................................      6,618,273

    Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
      201,294 shares (cost $9,717,783) .................................................      8,196,692

    Oppenheimer Bond Fund/VA (OppBdFd)
      183,585 shares (cost $2,064,637) .................................................      2,057,989

    Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
      324,510 shares (cost $13,735,615) ................................................     11,870,562

    Oppenheimer Global Securities Fund/VA (OppGlSec)
      94,857 shares (cost $2,320,594) ..................................................      2,166,529

    Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
      26,772 shares (cost $488,754) ....................................................        508,402

    Oppenheimer Multiple Strategies Fund/VA (OppMult)
      61,906 shares (cost $925,162) ....................................................        953,360

    Strong Opportunity Fund II, Inc. (StOpp2)
      425,303 shares (cost $9,422,904) .................................................      8,272,140

    Strong VIF - Strong Discovery Fund II (StDisc2)
      1,469 shares (cost $14,289) ......................................................         15,156

    Strong VIF - Strong International Stock Fund II (StIntStk2)
      37,269 shares (cost $265,618) ....................................................        277,278

    UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
      9,559 shares (cost $68,472) ......................................................         66,337

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

    UIF - Mid Cap Growth Portfolio (UIFMidCapG)
      19,523 shares (cost $158,909) ....................................................        170,440

    UIF - U.S. Real Estate Portfolio (UIFUSRE)
      151,802 shares (cost $1,821,337) .................................................      1,833,770

    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      49,330 shares (cost $397,286) ....................................................        401,547

    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      13,933 shares (cost $160,444) ....................................................        148,948
                                                                                           ------------
        Total investments ..............................................................    408,701,827

  Accounts receivable ..................................................................         61,878
                                                                                           ------------
        Total assets ...................................................................    408,763,705

ACCOUNTS PAYABLE .......................................................................             --
                                                                                           ------------
CONTRACT OWNERS' EQUITY (NOTE 6) .......................................................   $408,763,705
                                                                                           ============

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                         TOTAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   7,957,377        4,753,450        1,347,823
  Mortality and expense risk charges (note 3) ...      (1,374,166)        (673,704)        (268,225)
                                                    -------------    -------------    -------------
    Net investment income .......................       6,583,211        4,079,746        1,079,598
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........     239,668,602      108,103,622      103,737,887
  Cost of mutual fund shares sold ...............    (272,170,311)    (102,906,446)     (99,106,410)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........     (32,501,709)       5,197,176        4,631,477
  Change in unrealized gain (loss)
    on investments ..............................     (10,364,207)     (26,383,622)       8,306,165
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............     (42,865,916)     (21,186,446)      12,937,642
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................      10,672,065        5,705,693        1,145,941
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (25,610,640)     (11,401,007)      15,163,181
                                                    =============    =============    =============

                                                                        ACVPBAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          14,224               --               --
  Mortality and expense risk charges (note 3) ...          (1,840)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          12,384               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         482,803               --               --
  Cost of mutual fund shares sold ...............        (514,588)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (31,785)              --               --
  Change in unrealized gain (loss)
    on investments ..............................           7,343               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (24,442)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          16,886               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           4,828               --               --
                                                    =============    =============    =============

                                                                       ACVPCAPAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (2,959)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (2,959)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         721,375               --               --
  Cost of mutual fund shares sold ...............      (1,192,811)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (471,436)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (77,171)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (548,607)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         357,574               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (193,992)              --               --
                                                    =============    =============    =============

                                                                       ACVPINCGR
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      54,204           32,482              165
  Mortality and expense risk charges (note 3) ...         (20,744)         (19,811)          (8,955)
                                                    -------------    -------------    -------------
    Net investment income .......................          33,460           12,671           (8,790)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       4,813,547        4,964,907        1,354,371
  Cost of mutual fund shares sold ...............      (5,636,106)      (4,730,136)      (1,249,864)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (822,559)         234,771          104,507
  Change in unrealized gain (loss)
    on investments ..............................         248,115       (1,155,812)         474,730
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (574,444)        (921,041)         579,237
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (540,984)        (908,370)         570,447
                                                    =============    =============    =============

                                                                        ACVPINT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          11,243            4,738               --
  Mortality and expense risk charges (note 3) ...         (54,641)         (18,343)          (6,057)
                                                    -------------    -------------    -------------
    Net investment income .......................         (43,398)         (13,605)          (6,057)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,495,361        1,901,393        1,371,292
  Cost of mutual fund shares sold ...............      (4,083,035)      (1,260,492)      (1,113,862)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (1,587,674)         640,901          257,430
  Change in unrealized gain (loss)
    on investments ..............................      (3,938,827)      (1,710,454)         933,102
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (5,526,501)      (1,069,553)       1,190,532
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................       1,241,326           70,841               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (4,328,573)      (1,012,317)       1,184,475
                                                    =============    =============    =============

                                                                       ACVPVALUE
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          87,367              599            1,471
  Mortality and expense risk charges (note 3) ...         (24,151)          (2,733)            (979)
                                                    -------------    -------------    -------------
    Net investment income .......................          63,216           (2,134)             492
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,917,776        1,002,500          531,207
  Cost of mutual fund shares sold ...............      (3,681,333)        (958,894)        (559,656)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         236,443           43,606          (28,449)
  Change in unrealized gain (loss)
    on investments ..............................         519,108          155,813           (1,755)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         755,551          199,419          (30,204)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --            1,532           13,940
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         818,767          198,817          (15,772)
                                                    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                         CSWPGPV
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...          (3,169)          (3,804)          (1,176)
                                                    -------------    -------------    -------------
    Net investment income .......................          (3,169)          (3,804)          (1,176)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,110,146          393,851          386,218
  Cost of mutual fund shares sold ...............      (1,797,567)        (249,898)        (313,701)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (687,421)         143,953           72,517
  Change in unrealized gain (loss)
    on investments ..............................         334,138         (515,432)         110,736
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (353,283)        (371,479)         183,253
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --          139,296               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (356,452)        (235,987)         182,077
                                                    =============    =============    =============

                                                                        CSWPINTEQ
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --            1,599            3,563
  Mortality and expense risk charges (note 3) ...          (1,150)          (1,529)          (1,380)
                                                    -------------    -------------    -------------
    Net investment income .......................          (1,150)              70            2,183
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         580,950          990,096          404,610
  Cost of mutual fund shares sold ...............        (755,568)        (962,437)        (342,261)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (174,618)          27,659           62,349
  Change in unrealized gain (loss)
    on investments ..............................          88,134         (201,518)         100,275
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (86,484)        (173,859)         162,624
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           38,448               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (87,634)        (135,341)         164,807
                                                    =============    =============    =============

                                                                         CSWPVAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --            2,560            3,241
  Mortality and expense risk charges (note 3) ...          (1,099)          (1,098)          (1,366)
                                                    -------------    -------------    -------------
    Net investment income .......................          (1,099)           1,462            1,875
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         833,258          692,426        1,052,934
  Cost of mutual fund shares sold ...............        (839,679)        (752,247)        (971,396)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          (6,421)         (59,821)          81,538
  Change in unrealized gain (loss)
    on investments ..............................         (24,223)          46,205          (55,089)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (30,644)         (13,616)          26,449
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --            2,349            5,836
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (31,743)          (9,805)          34,160
                                                    =============    =============    =============

                                                                       CSWPSMCOGR
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...         (16,398)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................         (16,398)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         604,066               --               --
  Cost of mutual fund shares sold ...............        (683,860)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (79,794)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (76,112)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (155,906)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (172,304)              --               --
                                                    =============    =============    =============

                                                                       DRYEUROEQ
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              20                2              602
  Mortality and expense risk charges (note 3) ...            (221)            (614)             (35)
                                                    -------------    -------------    -------------
    Net investment income .......................            (201)            (612)             567
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         590,523        1,304,301               18
  Cost of mutual fund shares sold ...............        (664,570)      (1,307,369)             (18)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (74,047)          (3,068)              --
  Change in unrealized gain (loss)
    on investments ..............................            (209)          (6,581)           6,597
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (74,256)          (9,649)           6,597
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --              146            2,828
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (74,457)         (10,115)           9,992
                                                    =============    =============    =============

                                                                        DRYSRGRO
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             308            2,483               13
  Mortality and expense risk charges (note 3) ...          (1,427)          (1,579)            (448)
                                                    -------------    -------------    -------------
    Net investment income .......................          (1,119)             904             (435)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         626,778        1,121,290          224,745
  Cost of mutual fund shares sold ...............        (707,467)      (1,101,514)        (218,557)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (80,689)          19,776            6,188
  Change in unrealized gain (loss)
    on investments ..............................          (4,629)         (49,091)           9,379
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (85,318)         (29,315)          15,567
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --            3,622
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (86,437)         (28,411)          18,754
                                                    =============    =============    =============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                         DRYSTKIX
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     550,381          400,189          258,829
  Mortality and expense risk charges (note 3) ...        (185,664)        (154,372)         (81,140)
                                                    -------------    -------------    -------------
    Net investment income .......................         364,717          245,817          177,689
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........      27,882,996       12,382,303        3,342,223
  Cost of mutual fund shares sold ...............     (31,803,791)     (10,633,170)      (2,441,535)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (3,920,795)       1,749,133          900,688
  Change in unrealized gain (loss)
    on investments ..............................      (2,548,204)      (7,755,974)       2,590,489
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (6,468,999)      (6,006,841)       3,491,177
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         257,859          746,066          210,845
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (5,846,423)      (5,014,958)       3,879,711
                                                    =============    =============    =============

                                                                          DRYAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         125,953           20,534            7,948
  Mortality and expense risk charges (note 3) ...         (49,033)          (9,305)          (4,651)
                                                    -------------    -------------    -------------
    Net investment income .......................          76,920           11,229            3,297
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,972,705        1,181,872        1,453,876
  Cost of mutual fund shares sold ...............      (2,114,117)      (1,115,235)      (1,373,176)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (141,412)          66,637           80,700
  Change in unrealized gain (loss)
    on investments ..............................        (931,436)        (116,656)          28,294
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (1,072,848)         (50,019)         108,994
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           34,968            5,329
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (995,928)          (3,822)         117,620
                                                    =============    =============    =============

                                                                        DRYGRINC
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           3,573               --               --
  Mortality and expense risk charges (note 3) ...          (2,439)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................           1,134               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         681,540               --               --
  Cost of mutual fund shares sold ...............        (728,057)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (46,517)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          13,282               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (33,235)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          11,527               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (20,574)              --               --
                                                    =============    =============    =============

                                                                       FISFEDQUAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       6,788              189               --
  Mortality and expense risk charges (note 3) ...          (1,370)            (677)              --
                                                    -------------    -------------    -------------
    Net investment income .......................           5,418             (488)              --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         143,385          507,420               --
  Cost of mutual fund shares sold ...............        (133,354)        (487,427)              --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          10,031           19,993               --
  Change in unrealized gain (loss)
    on investments ..............................          11,973            8,318               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          22,004           28,311               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................             688               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $      28,110           27,823               --
                                                    =============    =============    =============

                                                                        FIDVIPEI
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (6,973)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (6,973)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       4,237,085               --               --
  Cost of mutual fund shares sold ...............      (4,211,143)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          25,942               --               --
  Change in unrealized gain (loss)
    on investments ..............................          15,677               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          41,619               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          34,646               --               --
                                                    =============    =============    =============

                                                                       FIDVIPEIS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          57,416           10,995              148
  Mortality and expense risk charges (note 3) ...         (14,312)          (8,586)          (1,161)
                                                    -------------    -------------    -------------
    Net investment income .......................          43,104            2,409           (1,013)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,738,353        3,303,921          599,706
  Cost of mutual fund shares sold ...............      (4,025,257)      (3,328,230)        (623,654)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (286,904)         (24,309)         (23,948)
  Change in unrealized gain (loss)
    on investments ..............................         121,115          109,215           43,792
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (165,789)          84,906           19,844
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         169,378           42,410              327
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          46,693          129,725           19,158
                                                    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        FIDVIPGR
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...         (21,206)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................         (21,206)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,437,474               --               --
  Cost of mutual fund shares sold ...............      (2,481,947)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (44,473)              --               --
  Change in unrealized gain (loss)
    on investments ..............................        (320,173)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (364,646)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (385,852)              --               --
                                                    =============    =============    =============

                                                                       FIDVIPGRS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --            9,556            2,889
  Mortality and expense risk charges (note 3) ...         (58,225)         (57,953)         (19,541)
                                                    -------------    -------------    -------------
    Net investment income .......................         (58,225)         (48,397)         (16,652)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........      11,019,806        2,796,185        2,813,504
  Cost of mutual fund shares sold ...............     (15,511,418)      (2,437,771)      (2,273,564)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (4,491,612)         358,414          539,940
  Change in unrealized gain (loss)
    on investments ..............................      (1,407,400)      (4,688,043)       1,464,627
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (5,899,012)      (4,329,629)       2,004,567
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................       1,482,587        1,140,977          181,621
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (4,474,650)      (3,237,049)       2,169,536
                                                    =============    =============    =============

                                                                        FIDVIPHI
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (5,885)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (5,885)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         391,590               --               --
  Cost of mutual fund shares sold ...............        (453,949)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (62,359)              --               --
  Change in unrealized gain (loss)
    on investments ..............................        (218,029)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (280,388)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (286,273)              --               --
                                                    =============    =============    =============

                                                                        FIDVIPHIS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     482,621          129,079           96,332
  Mortality and expense risk charges (note 3) ...          (8,084)          (8,535)          (8,494)
                                                    -------------    -------------    -------------
    Net investment income .......................         474,537          120,544           87,838
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,995,215        1,454,852        5,782,461
  Cost of mutual fund shares sold ...............      (5,082,725)      (1,637,244)      (5,756,236)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (1,087,510)        (182,392)          26,225
  Change in unrealized gain (loss)
    on investments ..............................         363,540         (504,686)         (19,736)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (723,970)        (687,078)           6,489
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --            3,601
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (249,433)        (566,534)          97,928
                                                    =============    =============    =============

                                                                        FIDVIPOV
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (9,332)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (9,332)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         713,677               --               --
  Cost of mutual fund shares sold ...............        (816,502)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (102,825)              --               --
  Change in unrealized gain (loss)
    on investments ..............................        (396,556)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (499,381)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (508,713)              --               --
                                                    =============    =============    =============

                                                                       FIDVIPOVS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         165,804           22,282           10,719
  Mortality and expense risk charges (note 3) ...         (15,840)         (12,896)          (3,409)
                                                    -------------    -------------    -------------
    Net investment income .......................         149,964            9,386            7,310
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,898,251        2,412,124        1,042,748
  Cost of mutual fund shares sold ...............      (4,411,734)      (2,569,391)        (902,237)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (1,513,483)        (157,267)         140,511
  Change in unrealized gain (loss)
    on investments ..............................         (27,002)        (744,961)         194,669
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (1,540,485)        (902,228)         335,180
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         264,927          144,214           17,288
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (1,125,594)        (748,628)         359,778
                                                    =============    =============    =============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        FIDVIPAM
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...         (30,956)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................         (30,956)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       4,046,800               --               --
  Cost of mutual fund shares sold ...............      (4,178,708)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (131,908)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (15,731)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (147,639)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (178,595)              --               --
                                                    =============    =============    =============

                                                                       FIDVIPCON
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (3,878)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (3,878)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         993,590               --               --
  Cost of mutual fund shares sold ...............      (1,014,551)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (20,961)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (13,960)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (34,921)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (38,799)              --               --
                                                    =============    =============    =============

                                                                      FIDVIPCONS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          35,716           13,786            6,774
  Mortality and expense risk charges (note 3) ...         (22,257)         (20,842)         (10,620)
                                                    -------------    -------------    -------------
    Net investment income .......................          13,459           (7,056)          (3,846)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,693,815        2,649,583        2,968,067
  Cost of mutual fund shares sold ...............      (2,329,913)      (2,551,141)      (2,563,227)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (636,098)          98,442          404,840
  Change in unrealized gain (loss)
    on investments ..............................        (259,155)      (1,030,099)         221,798
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (895,253)        (931,657)         626,638
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         142,864          500,421           49,679
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (738,930)        (438,292)         672,471
                                                    =============    =============    =============

                                                                       FIDVIPGROP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...          (3,302)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (3,302)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,793,548               --               --
  Cost of mutual fund shares sold ...............      (2,920,732)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (127,184)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (34,618)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (161,802)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (165,104)              --               --
                                                    =============    =============    =============

                                                                      FIDVIPGROPS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           7,463           31,207            3,879
  Mortality and expense risk charges (note 3) ...         (10,113)          (9,383)          (5,343)
                                                    -------------    -------------    -------------
    Net investment income .......................          (2,650)          21,824           (1,464)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,031,491        2,118,365        2,065,595
  Cost of mutual fund shares sold ...............      (2,657,527)      (2,342,712)      (2,005,010)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (626,036)        (224,347)          60,585
  Change in unrealized gain (loss)
    on investments ..............................         158,300         (404,871)          18,884
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (467,736)        (629,218)          79,469
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --          164,127            7,581
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (470,386)        (443,267)          85,586
                                                    =============    =============    =============

                                                                        JANCAPAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           7,266               --               --
  Mortality and expense risk charges (note 3) ...          (1,900)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................           5,366               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         372,276               --               --
  Cost of mutual fund shares sold ...............        (410,289)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (38,013)              --               --
  Change in unrealized gain (loss)
    on investments ..............................           7,705               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (30,308)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (24,942)              --               --
                                                    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        JANGLTECH
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       6,978            7,425               --
  Mortality and expense risk charges (note 3) ...          (4,250)          (1,136)              --
                                                    -------------    -------------    -------------
    Net investment income .......................           2,728            6,289               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,033,394           29,242               --
  Cost of mutual fund shares sold ...............      (2,761,437)         (36,949)              --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (728,043)          (7,707)              --
  Change in unrealized gain (loss)
    on investments ..............................         201,710         (218,823)              --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (526,333)        (226,530)              --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (523,605)        (220,241)              --
                                                    =============    =============    =============

                                                                       JANINTGRO
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           5,685           11,274               --
  Mortality and expense risk charges (note 3) ...          (2,713)            (393)              --
                                                    -------------    -------------    -------------
    Net investment income .......................           2,972           10,881               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         389,517            4,660               --
  Cost of mutual fund shares sold ...............        (576,832)          (5,251)              --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (187,315)            (591)              --
  Change in unrealized gain (loss)
    on investments ..............................          27,365          (61,639)              --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (159,950)         (62,230)              --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (156,978)         (51,349)              --
                                                    =============    =============    =============

                                                                       NSATCAPAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --            4,216           11,330
  Mortality and expense risk charges (note 3) ...          (9,221)          (9,916)          (5,775)
                                                    -------------    -------------    -------------
    Net investment income .......................          (9,221)          (5,700)           5,555
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,057,329        1,603,809        1,154,145
  Cost of mutual fund shares sold ...............      (2,258,485)      (1,821,336)      (1,109,478)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (1,201,156)        (217,527)          44,667
  Change in unrealized gain (loss)
    on investments ..............................         462,412       (1,010,651)        (170,272)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (738,744)      (1,228,178)        (125,605)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --          475,343          154,726
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (747,965)        (758,535)          34,676
                                                    =============    =============    =============

                                                                      NSATMIDCAPIX
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       9,708            6,984              316
  Mortality and expense risk charges (note 3) .            (7,340)          (3,987)            (117)
                                                    -------------    -------------    -------------
    Net investment income .......................           2,368            2,997              199
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,931,749          745,622            5,855
  Cost of mutual fund shares sold ...............      (1,990,836)        (666,585)          (5,621)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (59,087)          79,037              234
  Change in unrealized gain (loss)
    on investments ..............................          17,444           13,660           (7,207)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (41,643)          92,697           (6,973)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          20,120           44,858           36,162
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (19,155)         140,552           29,388
                                                    =============    =============    =============

                                                                       NSATEQINC
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          39,024            2,217              373
  Mortality and expense risk charges (note 3) ...          (7,185)            (914)            (518)
                                                    -------------    -------------    -------------
    Net investment income .......................          31,839            1,303             (145)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........      13,232,605          189,607          212,638
  Cost of mutual fund shares sold ...............     (13,673,963)        (185,952)        (204,435)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (441,358)           3,655            8,203
  Change in unrealized gain (loss)
    on investments ..............................          11,840          (35,292)           4,363
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (429,518)         (31,637)          12,566
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               44
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (397,679)         (30,334)          12,465
                                                    =============    =============    =============

                                                                       NSATHINCBD
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         206,106          137,254           21,764
  Mortality and expense risk charges (note 3) .            (8,534)          (5,062)          (1,034)
                                                    -------------    -------------    -------------
    Net investment income .......................         197,572          132,192           20,730
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,486,441          308,027          932,935
  Cost of mutual fund shares sold ...............      (1,748,994)        (325,244)        (944,309)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (262,553)         (17,217)         (11,374)
  Change in unrealized gain (loss)
    on investments ..............................         118,075         (218,826)          (6,600)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (144,478)        (236,043)         (17,974)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --              114
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          53,094         (103,851)           2,870
                                                    -------------    -------------    -------------

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       NSATGLOB50
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      18,894            6,900              757
  Mortality and expense risk charges (note 3) ...          (3,584)          (3,974)          (1,632)
                                                    -------------    -------------    -------------
    Net investment income .......................          15,310            2,926             (875)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         139,222          829,525          111,896
  Cost of mutual fund shares sold ...............        (189,011)        (787,449)        (112,521)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (49,789)          42,076             (625)
  Change in unrealized gain (loss)
    on investments ..............................        (156,810)        (228,343)          72,567
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (206,599)        (186,267)          71,942
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           34,720           34,111
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (191,289)        (148,621)         105,178
                                                    =============    =============    =============

                                                                        NSATGVTBD
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       2,211,164          974,327          313,001
  Mortality and expense risk charges (note 3) ...        (139,992)         (44,858)         (17,310)
                                                    -------------    -------------    -------------
    Net investment income .......................       2,071,172          929,469          295,691
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........      13,588,757       11,320,575        5,092,894
  Cost of mutual fund shares sold ...............     (12,445,549)     (11,335,847)      (5,283,703)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........       1,143,208          (15,272)        (190,809)
  Change in unrealized gain (loss)
    on investments ..............................      (1,179,115)         992,971         (231,270)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (35,907)         977,699         (422,079)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          84,887               --           14,887
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       2,120,152        1,907,168         (111,501)
                                                    =============    =============    =============

                                                                         NSATBAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          52,034           29,332           23,069
  Mortality and expense risk charges (note 3) ...          (8,420)          (3,937)          (2,415)
                                                    -------------    -------------    -------------
    Net investment income .......................          43,614           25,395           20,654
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         851,886          472,739          547,597
  Cost of mutual fund shares sold ...............        (922,039)        (507,916)        (547,511)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (70,153)         (35,177)              86
  Change in unrealized gain (loss)
    on investments ..............................         (26,964)          (6,347)         (38,013)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (97,117)         (41,524)         (37,927)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --              106
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (53,503)         (16,129)         (17,167)
                                                    =============    =============    =============

                                                                       NSATMSECBD
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      87,280          183,261           24,983
  Mortality and expense risk charges (note 3) ...          (7,489)         (10,453)          (1,562)
                                                    -------------    -------------    -------------
    Net investment income .......................          79,791          172,808           23,421
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,454,197          958,146          841,356
  Cost of mutual fund shares sold ...............      (3,434,798)        (955,921)        (855,987)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          19,399            2,225          (14,631)
  Change in unrealized gain (loss)
    on investments ..............................           5,798          (19,870)          (3,411)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          25,197          (17,645)         (18,042)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     104,988          155,163            5,379
                                                    =============    =============    =============

                                                                        NSATMYMKT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       3,070,603        2,581,453          521,656
  Mortality and expense risk charges (note 3) ...        (340,004)        (164,329)         (43,048)
                                                    -------------    -------------    -------------
    Net investment income .......................       2,730,599        2,417,124          478,608
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........      66,643,944       30,511,788       50,454,233
  Cost of mutual fund shares sold ...............     (66,643,944)     (30,511,788)     (50,454,233)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........              --               --               --
  Change in unrealized gain (loss)
    on investments ..............................              --               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............              --               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       2,730,599        2,417,124          478,608
                                                    =============    =============    =============

                                                                       NSATSMCAPG
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (4,099)          (3,530)             (71)
                                                    -------------    -------------    -------------
    Net investment income .......................          (4,099)          (3,530)             (71)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,753,112        1,243,244           15,367
  Cost of mutual fund shares sold ...............      (3,482,130)      (1,377,339)         (14,874)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         270,982         (134,095)             493
  Change in unrealized gain (loss)
    on investments ..............................        (501,956)        (490,390)       1,002,866
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (230,974)        (624,485)       1,003,359
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           49,089          100,381
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (235,073)        (578,926)       1,103,669
                                                    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       NSATSMCAPV
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       2,240               --               --
  Mortality and expense risk charges (note 3) ...         (25,716)          (5,039)          (4,239)
                                                    -------------    -------------    -------------
    Net investment income .......................         (23,476)          (5,039)          (4,239)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       5,029,581          952,195        2,760,638
  Cost of mutual fund shares sold ...............      (4,972,288)        (880,184)      (2,545,807)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          57,293           72,011          214,831
  Change in unrealized gain (loss)
    on investments ..............................         470,568         (403,496)         (51,260)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         527,861         (331,485)         163,571
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         525,879          429,516           85,300
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   1,030,264           92,992          244,632
                                                    =============    =============    =============

                                                                        NSATSMCO
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          11,384            1,182               --
  Mortality and expense risk charges (note 3) ...         (39,517)         (19,710)          (4,937)
                                                    -------------    -------------    -------------
    Net investment income .......................         (28,133)         (18,528)          (4,937)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       4,454,144        3,259,336        1,138,531
  Cost of mutual fund shares sold ...............      (5,852,349)      (2,551,244)      (1,004,382)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (1,398,205)         708,092          134,149
  Change in unrealized gain (loss)
    on investments ..............................         656,917       (1,265,645)         455,234
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (741,288)        (557,553)         589,383
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --          966,316          101,040
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (769,421)         390,235          685,486
                                                    =============    =============    =============

                                                                       NSATSTRVAL
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           3,087              927            2,521
  Mortality and expense risk charges (note 3) ...          (2,409)            (860)            (791)
                                                    -------------    -------------    -------------
    Net investment income .......................             678               67            1,730
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         666,178        1,720,575          649,774
  Cost of mutual fund shares sold ...............        (698,831)      (1,722,605)        (613,244)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (32,653)          (2,030)          36,530
  Change in unrealized gain (loss)
    on investments ..............................          (2,672)         (14,011)         (27,585)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (35,325)         (16,041)           8,945
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................             783               --           14,264
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (33,864)         (15,974)          24,939
                                                    =============    =============    =============

                                                                       NSATSTMCAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...          (4,373)          (4,706)            (609)
                                                    -------------    -------------    -------------
    Net investment income .......................          (4,373)          (4,706)            (609)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,273,700          883,876          200,383
  Cost of mutual fund shares sold ...............      (1,864,772)        (777,237)        (164,475)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (591,072)         106,639           35,908
  Change in unrealized gain (loss)
    on investments ..............................         188,527         (405,858)         108,153
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (402,545)        (299,219)         144,061
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           43,306           47,618
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (406,918)        (260,619)         191,070
                                                    =============    =============    =============

                                                                       NSATTOTRE
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           5,167            1,507              254
  Mortality and expense risk charges (note 3) ...          (1,739)            (904)            (440)
                                                    -------------    -------------    -------------
    Net investment income .......................           3,428              603             (186)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         168,765          686,319          474,916
  Cost of mutual fund shares sold ...............        (269,593)        (682,819)        (456,195)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (100,828)           3,500           18,721
  Change in unrealized gain (loss)
    on investments ..............................          88,629          (74,582)          (8,571)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (12,199)         (71,082)          10,150
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................           9,429           70,683            5,178
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........             658              204           15,142
                                                    =============    =============    =============

                                                                        NBAMTGRO
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (8,148)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (8,148)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,180,263               --               --
  Cost of mutual fund shares sold ...............      (6,164,839)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........      (2,984,576)              --               --
  Change in unrealized gain (loss)
    on investments ..............................         (84,652)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (3,069,228)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................       1,683,860               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (1,393,516)              --               --
                                                    =============    =============    =============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                       NBAMTGUARD
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       5,896            4,952            6,081
  Mortality and expense risk charges (note 3) ...          (5,701)          (2,856)          (5,563)
                                                    -------------    -------------    -------------
    Net investment income .......................             195            2,096              518
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,392,088          463,813        2,794,209
  Cost of mutual fund shares sold ...............      (1,432,082)        (439,048)      (2,473,838)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (39,994)          24,765          320,371
  Change in unrealized gain (loss)
    on investments ..............................         (26,856)         (34,217)        (123,751)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (66,850)          (9,452)         196,620
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          84,223               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $      17,568           (7,356)         197,138
                                                    =============    =============    =============

                                                                       NBAMTLMAT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         245,355               --               --
  Mortality and expense risk charges (note 3) ...         (17,489)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................         227,866               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         432,218               --               --
  Cost of mutual fund shares sold ...............        (448,803)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (16,585)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          69,170               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          52,585               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         280,451               --               --
                                                    =============    =============    =============

                                                                         NBAMTMCGR
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (5,296)          (6,306)          (6,075)
                                                    -------------    -------------    -------------
    Net investment income .......................          (5,296)          (6,306)          (6,075)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,403,313        1,275,884        3,339,559
  Cost of mutual fund shares sold ...............      (2,166,502)        (939,051)      (2,733,204)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (763,189)         336,833          606,355
  Change in unrealized gain (loss)
    on investments ..............................         267,241         (533,085)         (40,284)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (495,948)        (196,252)         566,071
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --              442           33,171
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (501,244)        (202,116)         593,167
                                                    =============    =============    =============

                                                                        NBAMTPART
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      28,260            6,994            4,324
  Mortality and expense risk charges (note 3) ...         (24,402)          (5,865)          (3,280)
                                                    -------------    -------------    -------------
    Net investment income .......................           3,858            1,129            1,044
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,328,603          681,651        1,151,119
  Cost of mutual fund shares sold ...............      (2,596,290)        (765,395)      (1,133,731)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments..........        (267,687)         (83,744)          17,388
  Change in unrealized gain (loss)
    on investments ..............................        (288,262)         (47,112)         (10,091)
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (555,949)        (130,856)           7,297
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         268,466          148,730            7,690
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (283,625)          19,003           16,031
                                                    =============    =============    =============

                                                                        OPPAGGGRO
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          88,470               --               --
  Mortality and expense risk charges (note 3) ...         (31,349)         (19,795)          (4,564)
                                                    -------------    -------------    -------------
    Net investment income .......................          57,121          (19,795)          (4,564)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       5,828,322        4,151,313        1,169,499
  Cost of mutual fund shares sold ...............     (12,096,128)      (3,011,156)        (805,309)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments                (6,267,806)       1,140,157          364,190
  Change in unrealized gain (loss)
    on investments ..............................         319,133       (2,573,172)         635,010
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (5,948,673)      (1,433,015)         999,200
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................       1,380,419          176,333               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (4,511,133)      (1,276,477)         994,636
                                                    =============    =============    =============

                                                                         OPPBDFD
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          22,657               --               --
  Mortality and expense risk charges (note 3) ...          (3,393)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          19,264               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         577,105               --               --
  Cost of mutual fund shares sold ...............        (577,351)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments                      (246)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          (6,648)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          (6,894)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          12,370               --               --
                                                    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        OPPCAPAP
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      53,051            4,074              122
  Mortality and expense risk charges (note 3) ...         (31,428)         (13,319)          (2,821)
                                                    -------------    -------------    -------------
    Net investment income .......................          21,623           (9,245)          (2,699)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,653,134        1,423,436          882,266
  Cost of mutual fund shares sold ...............      (1,982,349)      (1,141,602)        (781,544)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (329,215)         281,834          100,722
  Change in unrealized gain (loss)
    on investments ..............................      (1,641,125)        (708,289)         463,855
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (1,970,340)        (426,455)         564,577
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         796,090          217,412            1,339
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (1,152,627)        (218,288)         563,217
                                                    =============    =============    =============

                                                                        OPPGLSEC
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          29,567               --               --
  Mortality and expense risk charges (note 3) ...          (7,388)             (10)              --
                                                    -------------    -------------    -------------
    Net investment income .......................          22,179              (10)              --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,810,069           54,893               --
  Cost of mutual fund shares sold ...............      (3,562,999)         (53,442)              --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (752,930)           1,451               --
  Change in unrealized gain (loss)
    on investments ..............................        (154,066)              --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (906,996)           1,451               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................         548,160               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (336,657)           1,441               --
                                                    =============    =============    =============

                                                                       OPPMSGRINC
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           2,748            1,596            4,341
  Mortality and expense risk charges (note 3) ...          (2,969)          (1,944)          (3,022)
                                                    -------------    -------------    -------------
    Net investment income .......................            (221)            (348)           1,319
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       3,040,934        1,107,292        1,763,439
  Cost of mutual fund shares sold ...............      (3,098,360)      (1,096,656)      (1,623,537)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (57,426)          10,636          139,902
  Change in unrealized gain (loss)
    on investments ..............................          60,694          (71,433)           4,768
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............           3,268          (60,797)         144,670
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --           21,075            7,313
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           3,047          (40,070)         153,302
                                                    =============    =============    =============

                                                                         OPPMULT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      31,645               --               --
  Mortality and expense risk charges (note 3) ...          (3,486)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          28,159               --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         703,962               --               --
  Cost of mutual fund shares sold ...............        (771,833)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (67,871)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          28,198               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (39,673)              --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          42,267               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $      30,753               --               --
                                                    =============    =============    =============

                                                                         STOPP2
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          30,933               --               --
  Mortality and expense risk charges (note 3) ...         (24,139)            (116)              --
                                                    -------------    -------------    -------------
    Net investment income .......................           6,794             (116)              --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       2,011,226           16,007               --
  Cost of mutual fund shares sold ...............      (2,065,620)         (15,716)              --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........         (54,394)             291               --
  Change in unrealized gain (loss)
    on investments ..............................      (1,170,606)          19,842               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............      (1,225,000)          20,133               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................       1,267,648               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          49,442           20,017               --
                                                    =============    =============    =============

                                                                        STDISC2
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...             (33)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................             (33)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........          71,400               --               --
  Cost of mutual fund shares sold ...............         (68,958)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........           2,442               --               --
  Change in unrealized gain (loss)
    on investments ..............................             866               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............           3,308               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           3,275               --               --
                                                    =============    =============    =============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        STINTSTK2
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          --               --               --
  Mortality and expense risk charges (note 3) ...          (1,039)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................          (1,039)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         879,854               --               --
  Cost of mutual fund shares sold ...............        (885,427)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          (5,573)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          11,660               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............           6,087               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................             396               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $       5,444               --               --
                                                    =============    =============    =============

                                                                        UIFEMMKT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           5,807           63,959            7,684
  Mortality and expense risk charges (note 3) ...          (1,781)          (1,726)            (556)
                                                    -------------    -------------    -------------
    Net investment income .......................           4,026           62,233            7,128
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         816,361          161,478          740,841
  Cost of mutual fund shares sold ...............        (795,673)        (161,836)        (711,991)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          20,688             (358)          28,850
  Change in unrealized gain (loss)
    on investments ..............................           9,695           (8,140)           2,243
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          30,383           (8,498)          31,093
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          34,409           53,735           38,221
                                                    =============    =============    =============

                                                                      UIFMIDCAPG
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...            (282)              --               --
                                                    -------------    -------------    -------------
    Net investment income .......................            (282)              --               --
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         224,398               --               --
  Cost of mutual fund shares sold ...............        (234,069)              --               --
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          (9,671)              --               --
  Change in unrealized gain (loss)
    on investments ..............................          11,531               --               --
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............           1,860               --               --
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           1,578               --               --
                                                    =============    =============    =============

                                                                         UIFUSRE
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      66,813           37,722            7,347
  Mortality and expense risk charges (note 3) ...          (6,887)          (1,543)            (997)
                                                    -------------    -------------    -------------
    Net investment income .......................          59,926           36,179            6,350
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,421,905        1,179,509        1,051,015
  Cost of mutual fund shares sold ...............      (1,329,486)      (1,132,388)      (1,068,159)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          92,419           47,121          (17,144)
  Change in unrealized gain (loss)
    on investments ..............................           4,224            3,466            4,238
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............          96,643           50,587          (12,906)
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................          13,822            2,075               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     170,391           88,841           (6,556)
                                                    =============    =============    =============

                                                                       VEWRLDEMKT
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --               --               --
  Mortality and expense risk charges (note 3) ...          (2,360)          (2,671)          (1,393)
                                                    -------------    -------------    -------------
    Net investment income .......................          (2,360)          (2,671)          (1,393)
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........       1,310,239          457,872          502,179
  Cost of mutual fund shares sold ...............      (1,692,520)        (378,925)        (416,510)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........        (382,281)          78,947           85,669
  Change in unrealized gain (loss)
    on investments ..............................         314,598         (460,323)         134,693
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (67,683)        (381,376)         220,362
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (70,043)        (384,047)         218,969
                                                    =============    =============    =============

                                                                       VEWRLDHAS
                                                    -----------------------------------------------
                                                         2001             2000             1999
                                                    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           6,474            3,614            1,327
  Mortality and expense risk charges (note 3) ...          (1,443)          (1,785)            (701)
                                                    -------------    -------------    -------------
    Net investment income .......................           5,031            1,829              626
                                                    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........         608,507          233,800          357,028
  Cost of mutual fund shares sold ...............        (572,873)        (214,257)        (333,858)
                                                    -------------    -------------    -------------
    Realized gain (loss) on investments .........          35,634           19,543           23,170
  Change in unrealized gain (loss)
    on investments ..............................         (65,765)          40,610           15,698
                                                    -------------    -------------    -------------
    Net gain (loss) on investments ..............         (30,131)          60,153           38,868
                                                    -------------    -------------    -------------
  Reinvested capital gains ......................              --               --               --
                                                    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (25,100)          61,982           39,494
                                                    =============    =============    =============

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                  TOTAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $  6,583,211       4,079,746       1,079,598
  Realized gain (loss) on investments .....    (32,501,709)      5,197,176       4,631,477
  Change in unrealized gain (loss)
    on investments ........................    (10,364,207)    (26,383,622)      8,306,165
  Reinvested capital gains ................     10,672,065       5,705,693       1,145,941
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........    (25,610,640)    (11,401,007)     15,163,181
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................     95,820,876     132,241,166      87,966,089
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........    116,421,610              --              --
  Transfers between funds .................             --              --              --
  Surrenders ..............................     (7,227,103)     (1,238,449)     (5,053,930)
  Death benefits ..........................       (210,583)             --              --
  Policy loans (net of repayments) (note 4)      1,130,130         (20,405)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................     (8,937,501)     (4,386,200)     (2,792,788)
                                              ------------    ------------    ------------
      Net equity transactions .............    196,997,429     126,596,112      80,119,371
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    171,386,789     115,195,105      95,282,552
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    237,376,916     122,181,811      26,899,259
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $408,763,705     237,376,916     122,181,811
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................     20,181,570       9,922,749       2,606,238
                                              ------------    ------------    ------------
  Units purchased .........................     28,569,903      14,039,366      11,915,557
  Units redeemed ..........................    (10,663,239)     (3,780,545)     (4,599,046)
                                              ------------    ------------    ------------
  Ending units ............................     38,088,234      20,181,570       9,922,749
                                              ============    ============    ============


                                                                 ACVPBAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         12,384              --              --
  Realized gain (loss) on investments .....        (31,785)             --              --
  Change in unrealized gain (loss)
    on investments ........................          7,343              --              --
  Reinvested capital gains ................         16,886              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........          4,828              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        202,228              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        343,713              --              --
  Transfers between funds .................         52,239              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (10,901)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        587,279              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        592,107              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        592,107              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................         87,889              --              --
  Units redeemed ..........................        (27,278)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         60,611              --              --
                                              ============    ============    ============

                                                                ACVPCAPAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (2,959)             --              --
  Realized gain (loss) on investments .....       (471,436)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (77,171)             --              --
  Reinvested capital gains ................        357,574              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (193,992)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        472,281              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        494,188              --              --
  Transfers between funds .................         34,377              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (18,030)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        982,816              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        788,824              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        788,824              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................         74,609              --              --
  Units redeemed ..........................         (2,834)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         71,775              --              --
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               ACVPINCGR
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     33,460          12,671          (8,790)
  Realized gain (loss) on investments .....       (822,559)        234,771         104,507
  Change in unrealized gain (loss)
    on investments ........................        248,115      (1,155,812)        474,730
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (540,984)       (908,370)        570,447
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      3,953,951       4,140,185       3,408,223
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        856,675              --              --
  Transfers between funds .................     (3,794,046)     (2,198,926)      1,403,101
  Surrenders ..............................        (65,786)             --              --
  Death benefits ..........................         (2,077)             --              --
  Policy loans (net of repayments) (note 4)             (4)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (161,688)       (124,278)        (59,929)
                                              ------------    ------------    ------------
      Net equity transactions .............        787,025       1,816,981       4,751,395
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        246,041         908,611       5,321,842
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      6,689,757       5,781,146         459,304
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  6,935,798       6,689,757       5,781,146
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        609,285         475,870          42,170
                                              ------------    ------------    ------------
  Units purchased .........................        457,373         386,817         438,644
  Units redeemed ..........................       (376,401)       (253,402)         (4,944)
                                              ------------    ------------    ------------
  Ending units ............................        690,257         609,285         475,870
                                              ============    ============    ============

                                                                ACVPINT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        (43,398)        (13,605)         (6,057)
  Realized gain (loss) on investments .....     (1,587,674)        640,901         257,430
  Change in unrealized gain (loss)
    on investments ........................     (3,938,827)     (1,710,454)        933,102
  Reinvested capital gains ................      1,241,326          70,841              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (4,328,573)     (1,012,317)      1,184,475
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,893,966       2,810,291       1,786,884
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      3,778,678              --              --
  Transfers between funds .................     10,354,279       4,428,082          31,974
  Surrenders ..............................        (55,095)         (9,258)             --
  Death benefits ..........................         (7,969)             --              --
  Policy loans (net of repayments) (note 4)            202            (198)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (317,057)       (138,446)        (76,149)
                                              ------------    ------------    ------------
      Net equity transactions .............     15,647,004       7,090,471       1,742,709
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     11,318,431       6,078,154       2,927,184
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      9,311,473       3,233,319         306,135
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     20,629,904       9,311,473       3,233,319
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        703,839         202,543          31,340
                                              ------------    ------------    ------------
  Units purchased .........................      1,546,319         511,100         182,583
  Units redeemed ..........................        (39,601)         (9,804)        (11,380)
                                              ------------    ------------    ------------
  Ending units ............................      2,210,557         703,839         202,543
                                              ============    ============    ============

                                                               ACVPVALUE
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         63,216          (2,134)            492
  Realized gain (loss) on investments .....        236,443          43,606         (28,449)
  Change in unrealized gain (loss)
    on investments ........................        519,108         155,813          (1,755)
  Reinvested capital gains ................             --           1,532          13,940
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        818,767         198,817         (15,772)
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        382,420         303,885         135,463
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      2,205,842              --              --
  Transfers between funds .................      3,033,687         313,895         108,543
  Surrenders ..............................             --              --              --
  Death benefits ..........................         (6,765)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (155,173)        (29,767)         (8,529)
                                              ------------    ------------    ------------
      Net equity transactions .............      5,460,011         588,013         235,477
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      6,278,778         786,830         219,705
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,102,641         315,811          96,106
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      7,381,419       1,102,641         315,811
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        101,219          34,114          10,252
                                              ------------    ------------    ------------
  Units purchased .........................        515,782          70,871          24,748
  Units redeemed ..........................        (14,337)         (3,766)           (886)
                                              ------------    ------------    ------------
  Ending units ............................        602,664         101,219          34,114
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                 CSWPGPV
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     (3,169)         (3,804)         (1,176)
  Realized gain (loss) on investments .....       (687,421)        143,953          72,517
  Change in unrealized gain (loss)
    on investments ........................        334,138        (515,432)        110,736
  Reinvested capital gains ................             --         139,296              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (356,452)       (235,987)        182,077
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        195,660         409,565         237,003
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        213,808              --              --
  Transfers between funds .................       (612,762)        320,914          25,075
  Surrenders ..............................             --         (27,660)             --
  Death benefits ..........................            (98)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (20,102)        (25,127)        (14,132)
                                              ------------    ------------    ------------
      Net equity transactions .............       (223,494)        677,692         247,946
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (579,946)        441,705         430,023
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,091,514         649,809         219,786
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    511,568       1,091,514         649,809
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         91,578          44,018          24,245
                                              ------------    ------------    ------------
  Units purchased .........................         39,361          51,306          23,555
  Units redeemed ..........................        (70,554)         (3,746)         (3,782)
                                              ------------    ------------    ------------
  Ending units ............................         60,385          91,578          44,018
                                              ============    ============    ============

                                                               CSWPINTEQ
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (1,150)             70           2,183
  Realized gain (loss) on investments .....       (174,618)         27,659          62,349
  Change in unrealized gain (loss)
    on investments ........................         88,134        (201,518)        100,275
  Reinvested capital gains ................             --          38,448              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (87,634)       (135,341)        164,807
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        119,662         233,964         289,591
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        164,306              --              --
  Transfers between funds .................       (147,711)       (184,082)       (230,513)
  Surrenders ..............................        (67,369)        (37,054)             --
  Death benefits ..........................           (826)             --              --
  Policy loans (net of repayments) (note 4)        (87,288)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (12,903)         (9,815)        (15,580)
                                              ------------    ------------    ------------
      Net equity transactions .............        (32,129)          3,013          43,498
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (119,763)       (132,328)        208,305
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        301,208         433,536         225,231
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        181,445         301,208         433,536
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         30,020          31,892          25,320
                                              ------------    ------------    ------------
  Units purchased .........................         32,324          19,349          29,543
  Units redeemed ..........................        (38,984)        (21,221)        (22,971)
                                              ------------    ------------    ------------
  Ending units ............................         23,360          30,020          31,892
                                              ============    ============    ============

                                                                CSWPVAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (1,099)          1,462           1,875
  Realized gain (loss) on investments .....         (6,421)        (59,821)         81,538
  Change in unrealized gain (loss)
    on investments ........................        (24,223)         46,205         (55,089)
  Reinvested capital gains ................             --           2,349           5,836
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (31,743)         (9,805)         34,160
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         34,245         266,873         394,540
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (155,610)       (348,214)       (481,400)
  Surrenders ..............................        (14,457)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (8,241)        (12,667)        (21,207)
                                              ------------    ------------    ------------
      Net equity transactions .............       (144,063)        (94,008)       (108,067)
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (175,806)       (103,813)        (73,907)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        280,512         384,325         458,232
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        104,706         280,512         384,325
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         24,581          36,533          46,093
                                              ------------    ------------    ------------
  Units purchased .........................          2,988          26,233          40,717
  Units redeemed ..........................        (18,443)        (38,185)        (50,277)
                                              ------------    ------------    ------------
  Ending units ............................          9,126          24,581          36,533
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               CSWPSMCOGR
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (16,398)             --              --
  Realized gain (loss) on investments .....        (79,794)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (76,112)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (172,304)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        326,252              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      3,919,803              --              --
  Transfers between funds .................      1,647,406              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (107,285)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      5,786,176              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      5,613,872              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  5,613,872              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        681,322              --              --
  Units redeemed ..........................        (57,345)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        623,977              --              --
                                              ============    ============    ============

                                                                DRYEUROEQ
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................           (201)           (612)            567
  Realized gain (loss) on investments .....        (74,047)         (3,068)             --
  Change in unrealized gain (loss)
    on investments ........................           (209)         (6,581)          6,597
  Reinvested capital gains ................             --             146           2,828
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (74,457)        (10,115)          9,992
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        162,131         284,003          13,600
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        (84,339)       (563,980)        271,115
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................           (846)         (3,783)             --
                                              ------------    ------------    ------------
      Net equity transactions .............         76,946        (283,760)        284,715
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....          2,489        (293,875)        294,707
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................            832         294,707              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....          3,321             832         294,707
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             66          22,815              --
                                              ------------    ------------    ------------
  Units purchased .........................         14,944          21,388          22,815
  Units redeemed ..........................        (14,642)        (44,137)             --
                                              ------------    ------------    ------------
  Ending units ............................            368              66          22,815
                                              ============    ============    ============

                                                                DRYSRGRO
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (1,119)            904            (435)
  Realized gain (loss) on investments .....        (80,689)         19,776           6,188
  Change in unrealized gain (loss)
    on investments ........................         (4,629)        (49,091)          9,379
  Reinvested capital gains ................             --              --           3,622
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (86,437)        (28,411)         18,754
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        376,791         718,829         243,046
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        211,705              --              --
  Transfers between funds .................       (303,365)       (476,991)       (154,045)
  Surrenders ..............................             --          (8,289)             --
  Death benefits ..........................         (1,291)             --              --
  Policy loans (net of repayments) (note 4)             (8)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (10,226)        (14,034)         (7,180)
                                              ------------    ------------    ------------
      Net equity transactions .............        273,606         219,515          81,821
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        187,169         191,104         100,575
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        299,949         108,845           8,270
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        487,118         299,949         108,845
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         23,442           7,538             742
                                              ------------    ------------    ------------
  Units purchased .........................         54,969          51,288          20,333
  Units redeemed ..........................        (29,043)        (35,384)        (13,537)
                                              ------------    ------------    ------------
  Ending units ............................         49,368          23,442           7,538
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                 DRYSTKIX
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    364,717         245,817         177,689
  Realized gain (loss) on investments .....     (3,920,795)      1,749,133         900,688
  Change in unrealized gain (loss)
    on investments ........................     (2,548,204)     (7,755,974)      2,590,489
  Reinvested capital gains ................        257,859         746,066         210,845
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (5,846,423)     (5,014,958)      3,879,711
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................     13,232,101      19,661,716      12,869,361
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........     15,017,570              --              --
  Transfers between funds .................    (18,598,359)      1,901,094       9,841,358
  Surrenders ..............................       (421,068)       (262,906)             --
  Death benefits ..........................        (41,483)             --              --
  Policy loans (net of repayments) (note 4)       (291,850)         (8,459)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................     (1,338,952)     (1,029,884)       (718,132)
                                              ------------    ------------    ------------
      Net equity transactions .............      7,557,959      20,261,561      21,992,587
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,711,536      15,246,603      25,872,298
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     47,161,588      31,914,985       6,042,687
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 48,873,124      47,161,588      31,914,985
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................      3,995,395       2,442,329         547,841
                                              ------------    ------------    ------------
  Units purchased .........................      2,789,095       1,881,991       1,996,124
  Units redeemed ..........................     (2,074,599)       (328,925)       (101,636)
                                              ------------    ------------    ------------
  Ending units ............................      4,709,891       3,995,395       2,442,329
                                              ============    ============    ============

                                                                  DRYAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         76,920          11,229           3,297
  Realized gain (loss) on investments .....       (141,412)         66,637          80,700
  Change in unrealized gain (loss)
    on investments ........................       (931,436)       (116,656)         28,294
  Reinvested capital gains ................             --          34,968           5,329
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (995,928)         (3,822)        117,620
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,103,111       1,736,640         968,279
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........     10,751,709              --              --
  Transfers between funds .................      1,049,910          88,850         146,912
  Surrenders ..............................        (40,685)        (71,779)             --
  Death benefits ..........................           (955)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (298,327)        (72,732)        (65,802)
                                              ------------    ------------    ------------
      Net equity transactions .............     12,564,763       1,680,979       1,049,389
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     11,568,835       1,677,157       1,167,009
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      3,144,908       1,467,751         300,742
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     14,713,743       3,144,908       1,467,751
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        259,664         119,919          27,277
                                              ------------    ------------    ------------
  Units purchased .........................      1,230,783         151,588         101,540
  Units redeemed ..........................       (145,937)        (11,843)         (8,898)
                                              ------------    ------------    ------------
  Ending units ............................      1,344,510         259,664         119,919
                                              ============    ============    ============

                                                                DRYGRINC
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          1,134              --              --
  Realized gain (loss) on investments .....        (46,517)             --              --
  Change in unrealized gain (loss)
    on investments ........................         13,282              --              --
  Reinvested capital gains ................         11,527              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (20,574)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        140,099              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        875,283              --              --
  Transfers between funds .................        (13,452)             --              --
  Surrenders ..............................       (139,333)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)       (171,256)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (28,185)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        663,156              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        642,582              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        642,582              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        101,682              --              --
  Units redeemed ..........................        (34,592)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         67,090              --              --
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               FISFEDQUAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $      5,418            (488)             --
  Realized gain (loss) on investments .....         10,031          19,993              --
  Change in unrealized gain (loss)
    on investments ........................         11,973           8,318              --
  Reinvested capital gains ................            688              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         28,110          27,823              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         50,762          75,601              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        707,816         156,882              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................           (778)             --              --
  Policy loans (net of repayments) (note 4)            601            (694)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (18,719)         (5,526)             --
                                              ------------    ------------    ------------
      Net equity transactions .............        739,682         226,263              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        767,792         254,086              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        254,086              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,021,878         254,086              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         23,465              --              --
                                              ------------    ------------    ------------
  Units purchased .........................         65,971          24,109              --
  Units redeemed ..........................         (1,715)           (644)             --
                                              ------------    ------------    ------------
  Ending units ............................         87,721          23,465              --
                                              ============    ============    ============

                                                                FIDVIPEI
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (6,973)             --              --
  Realized gain (loss) on investments .....         25,942              --              --
  Change in unrealized gain (loss)
    on investments ........................         15,677              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         34,646              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................             --              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      2,324,957              --              --
  Transfers between funds .................     (1,363,138)             --              --
  Surrenders ..............................       (196,492)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)       (240,716)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (75,407)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        449,204              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        483,850              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        483,850              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        245,299              --              --
  Units redeemed ..........................       (194,789)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         50,510              --              --
                                              ============    ============    ============

                                                               FIDVIPEIS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         43,104           2,409          (1,013)
  Realized gain (loss) on investments .....       (286,904)        (24,309)        (23,948)
  Change in unrealized gain (loss)
    on investments ........................        121,115         109,215          43,792
  Reinvested capital gains ................        169,378          42,410             327
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         46,693         129,725          19,158
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,168,811       1,133,004          44,304
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................         66,701        (426,185)      1,641,238
  Surrenders ..............................             --              --              --
  Death benefits ..........................           (610)             --              --
  Policy loans (net of repayments) (note 4)          1,640          (1,779)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (92,084)         (1,801)        (10,618)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,144,458         703,239       1,674,924
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,191,151         832,964       1,694,082
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,536,200       1,703,236           9,154
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      3,727,351       2,536,200       1,703,236
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        224,240         162,451             924
                                              ------------    ------------    ------------
  Units purchased .........................        132,997         104,651         165,058
  Units redeemed ..........................         (8,612)        (42,862)         (3,531)
                                              ------------    ------------    ------------
  Ending units ............................        348,625         224,240         162,451
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                FIDVIPGR
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (21,206)             --              --
  Realized gain (loss) on investments .....        (44,473)             --              --
  Change in unrealized gain (loss)
    on investments ........................       (320,173)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (385,852)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        161,294              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      2,990,597              --              --
  Transfers between funds .................      4,054,865              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (129,265)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      7,077,491              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      6,691,639              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  6,691,639              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        943,977              --              --
  Units redeemed ..........................       (161,800)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        782,177              --              --
                                              ============    ============    ============

                                                               FIDVIPGRS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        (58,225)        (48,397)        (16,652)
  Realized gain (loss) on investments .....     (4,491,612)        358,414         539,940
  Change in unrealized gain (loss)
    on investments ........................     (1,407,400)     (4,688,043)      1,464,627
  Reinvested capital gains ................      1,482,587       1,140,977         181,621
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (4,474,650)     (3,237,049)      2,169,536
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      5,250,151       6,442,323       4,819,460
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................     (7,939,499)     11,075,631       1,504,855
  Surrenders ..............................             --          (9,065)             --
  Death benefits ..........................         (3,184)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (391,443)       (323,569)       (127,696)
                                              ------------    ------------    ------------
      Net equity transactions .............     (3,083,975)     17,185,320       6,196,619
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (7,558,625)     13,948,271       8,366,155
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     23,891,303       9,943,032       1,576,877
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     16,332,678      23,891,303       9,943,032
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................      1,796,938         653,283         130,876
                                              ------------    ------------    ------------
  Units purchased .........................        451,102       1,165,397         532,003
  Units redeemed ..........................       (702,516)        (21,742)         (9,596)
                                              ------------    ------------    ------------
  Ending units ............................      1,545,524       1,796,938         653,283
                                              ============    ============    ============

                                                                FIDVIPHI
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (5,885)             --              --
  Realized gain (loss) on investments .....        (62,359)             --              --
  Change in unrealized gain (loss)
    on investments ........................       (218,029)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (286,273)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................          9,168              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      1,301,973              --              --
  Transfers between funds .................      1,195,650              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (31,983)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      2,474,808              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      2,188,535              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,188,535              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        259,183              --              --
  Units redeemed ..........................        (10,583)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        248,600              --              --
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                FIDVIPHIS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    474,537         120,544          87,838
  Realized gain (loss) on investments .....     (1,087,510)       (182,392)         26,225
  Change in unrealized gain (loss)
    on investments ........................        363,540        (504,686)        (19,736)
  Reinvested capital gains ................             --              --           3,601
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (249,433)       (566,534)         97,928
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        814,189       1,202,268       2,599,667
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................     (1,335,208)        198,051      (2,163,505)
  Surrenders ..............................        (59,607)       (104,157)             --
  Death benefits ..........................           (891)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (76,151)        (71,853)       (156,897)
                                              ------------    ------------    ------------
      Net equity transactions .............       (657,668)      1,224,309         279,265
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (907,101)        657,775         377,193
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,992,607       1,334,832         957,639
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,085,506       1,992,607       1,334,832
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        266,741         137,733         106,365
                                              ------------    ------------    ------------
  Units purchased .........................        112,586         150,826         276,504
  Units redeemed ..........................       (213,731)        (21,818)       (245,136)
                                              ------------    ------------    ------------
  Ending units ............................        165,596         266,741         137,733
                                              ============    ============    ============

                                                                FIDVIPOV
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (9,332)             --              --
  Realized gain (loss) on investments .....       (102,825)             --              --
  Change in unrealized gain (loss)
    on investments ........................       (396,556)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (508,713)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         92,553              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      2,867,080              --              --
  Transfers between funds .................        338,393              --              --
  Surrenders ..............................        (57,969)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)        (71,279)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (64,506)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      3,104,272              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      2,595,559              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,595,559              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        398,916              --              --
  Units redeemed ..........................        (69,844)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        329,072              --              --
                                              ============    ============    ============

                                                                FIDVIPOVS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        149,964           9,386           7,310
  Realized gain (loss) on investments .....     (1,513,483)       (157,267)        140,511
  Change in unrealized gain (loss)
    on investments ........................        (27,002)       (744,961)        194,669
  Reinvested capital gains ................        264,927         144,214          17,288
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (1,125,594)       (748,628)        359,778
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,649,492       2,032,035         359,166
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (365,953)        758,545         586,388
  Surrenders ..............................        (36,473)        (99,050)       (346,670)
  Death benefits ..........................         (6,028)             --              --
  Policy loans (net of repayments) (note 4)            202            (195)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (155,082)       (120,738)        (34,454)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,086,158       2,570,597         564,430
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (39,436)      1,821,969         924,208
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      3,414,605       1,592,636         668,428
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      3,375,169       3,414,605       1,592,636
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        314,294         118,048          70,301
                                              ------------    ------------    ------------
  Units purchased .........................        170,719         214,654          82,848
  Units redeemed ..........................        (88,818)        (18,408)        (35,101)
                                              ------------    ------------    ------------
  Ending units ............................        396,195         314,294         118,048
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                 FIDVIPAM
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (30,956)             --              --
  Realized gain (loss) on investments .....       (131,908)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (15,731)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (178,595)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        405,990              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      7,508,670              --              --
  Transfers between funds .................      1,480,175              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (175,750)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      9,219,085              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      9,040,490              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  9,040,490              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        950,697              --              --
  Units redeemed ..........................        (20,310)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        930,387              --              --
                                              ============    ============    ============

                                                                FIDVIPCON
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (3,878)             --              --
  Realized gain (loss) on investments .....        (20,961)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (13,960)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (38,799)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        145,149              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      1,343,784              --              --
  Transfers between funds .................       (132,446)             --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (36,495)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      1,319,992              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,281,193              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      1,281,193              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        157,160              --              --
  Units redeemed ..........................        (15,275)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        141,885              --              --
                                              ============    ============    ============

                                                               FIDVIPCONS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         13,459          (7,056)         (3,846)
  Realized gain (loss) on investments .....       (636,098)         98,442         404,840
  Change in unrealized gain (loss)
    on investments ........................       (259,155)     (1,030,099)        221,798
  Reinvested capital gains ................        142,864         500,421          49,679
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (738,930)       (438,292)        672,471
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,981,769       2,944,364       1,834,169
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (968,767)         71,174        (277,061)
  Surrenders ..............................       (185,002)        (46,229)             --
  Death benefits ..........................         (6,373)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (247,718)       (203,190)       (134,004)
                                              ------------    ------------    ------------
      Net equity transactions .............        573,909       2,766,119       1,423,104
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (165,021)      2,327,827       2,095,575
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      5,693,504       3,365,677       1,270,102
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      5,528,483       5,693,504       3,365,677
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        437,066         240,062         112,018
                                              ------------    ------------    ------------
  Units purchased .........................        171,757         233,325         153,790
  Units redeemed ..........................       (122,613)        (36,321)        (25,746)
                                              ------------    ------------    ------------
  Ending units ............................        486,210         437,066         240,062
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               FIDVIPGROP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     (3,302)             --              --
  Realized gain (loss) on investments .....       (127,184)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (34,618)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (165,104)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         63,071              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        480,327              --              --
  Transfers between funds .................        960,556              --              --
  Surrenders ..............................       (174,839)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)       (218,509)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (29,468)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      1,081,138              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        916,034              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    916,034              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        149,754              --              --
  Units redeemed ..........................        (46,165)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        103,589              --              --
                                              ============    ============    ============

                                                              FIDVIPGROPS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (2,650)         21,824          (1,464)
  Realized gain (loss) on investments .....       (626,036)       (224,347)         60,585
  Change in unrealized gain (loss)
    on investments ........................        158,300        (404,871)         18,884
  Reinvested capital gains ................             --         164,127           7,581
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (470,386)       (443,267)         85,586
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        720,861       1,645,711       1,137,493
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (341,106)     (1,294,120)      1,413,659
  Surrenders ..............................             --         (82,502)       (480,497)
  Death benefits ..........................        (24,776)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (79,677)        (73,146)        (71,145)
                                              ------------    ------------    ------------
      Net equity transactions .............        275,302         195,943       1,999,510
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (195,084)       (247,324)      2,085,096
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,230,878       2,478,202         393,106
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,035,794       2,230,878       2,478,202
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        231,706         212,333          34,950
                                              ------------    ------------    ------------
  Units purchased .........................         85,852         147,935         224,133
  Units redeemed ..........................        (69,438)       (128,562)        (46,750)
                                              ------------    ------------    ------------
  Ending units ............................        248,120         231,706         212,333
                                              ============    ============    ============

                                                                JANCAPAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          5,366              --              --
  Realized gain (loss) on investments .....        (38,013)             --              --
  Change in unrealized gain (loss)
    on investments ........................          7,705              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (24,942)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        209,706              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........         27,837              --              --
  Transfers between funds .................      2,483,554              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (16,195)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      2,704,902              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      2,679,960              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,679,960              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        422,029              --              --
  Units redeemed ..........................         (2,556)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        419,473              --              --
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                JANGLTECH
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $      2,728           6,289              --
  Realized gain (loss) on investments .....       (728,043)         (7,707)             --
  Change in unrealized gain (loss)
    on investments ........................        201,710        (218,823)             --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (523,605)       (220,241)             --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        664,239         246,971              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        134,095              --              --
  Transfers between funds .................       (847,096)      1,204,252              --
  Surrenders ..............................        (19,130)             --              --
  Death benefits ..........................           (177)             --              --
  Policy loans (net of repayments) (note 4)             (7)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (27,003)         (8,328)             --
                                              ------------    ------------    ------------
      Net equity transactions .............        (95,079)      1,442,895              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (618,684)      1,222,654              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,222,654              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    603,970       1,222,654              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        186,433              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        151,175         187,322              --
  Units redeemed ..........................       (190,097)           (889)             --
                                              ------------    ------------    ------------
  Ending units ............................        147,511         186,433              --
                                              ============    ============    ============

                                                               JANINTGRO
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          2,972          10,881              --
  Realized gain (loss) on investments .....       (187,315)           (591)             --
  Change in unrealized gain (loss)
    on investments ........................         27,365         (61,639)             --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (156,978)        (51,349)             --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        463,895           2,091              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........         21,704              --              --
  Transfers between funds .................        468,098         501,185              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (29,862)         (6,979)             --
                                              ------------    ------------    ------------
      Net equity transactions .............        923,835         496,297              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        766,857         444,948              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        444,948              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      1,211,805         444,948              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         53,925              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        143,271          54,388              --
  Units redeemed ..........................         (4,542)           (463)             --
                                              ------------    ------------    ------------
  Ending units ............................        192,654          53,925              --
                                              ============    ============    ============

                                                               NSATCAPAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (9,221)         (5,700)          5,555
  Realized gain (loss) on investments .....     (1,201,156)       (217,527)         44,667
  Change in unrealized gain (loss)
    on investments ........................        462,412      (1,010,651)       (170,272)
  Reinvested capital gains ................             --         475,343         154,726
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (747,965)       (758,535)         34,676
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,115,129       1,268,494       1,295,042
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        493,585              --              --
  Transfers between funds .................       (486,078)       (387,326)        388,125
  Surrenders ..............................        (69,524)         (9,300)             --
  Death benefits ..........................           (936)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (83,646)        (79,184)        (79,717)
                                              ------------    ------------    ------------
      Net equity transactions .............        968,530         792,684       1,603,450
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        220,565          34,149       1,638,126
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,144,000       2,109,851         471,725
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,364,565       2,144,000       2,109,851
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        252,079         181,521          42,152
                                              ------------    ------------    ------------
  Units purchased .........................        226,417         113,742         149,909
  Units redeemed ..........................        (90,087)        (43,184)        (10,540)
                                              ------------    ------------    ------------
  Ending units ............................        388,409         252,079         181,521
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                              NSATMIDCAPIX
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $      2,368           2,997             199
  Realized gain (loss) on investments .....        (59,087)         79,037             234
  Change in unrealized gain (loss)
    on investments ........................         17,444          13,660          (7,207)
  Reinvested capital gains ................         20,120          44,858          36,162
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (19,155)        140,552          29,388
                                              ============    ============    ============

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        603,025         887,762          22,145
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        539,155              --              --
  Transfers between funds .................     (1,001,002)       (427,273)        534,281
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (40,731)        (17,193)             --
                                              ------------    ------------    ------------
      Net equity transactions .............        100,447         443,296         556,426
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         81,292         583,848         585,814
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,172,206         588,358           2,544
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,253,498       1,172,206         588,358
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         86,361          49,740             259
                                              ------------    ------------    ------------
  Units purchased .........................         85,540          68,704          49,491
  Units redeemed ..........................        (77,953)        (32,083)            (10)
                                              ------------    ------------    ------------
  Ending units ............................         93,948          86,361          49,740
                                              ============    ============    ============

                                                                NSATEQINC
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         31,839           1,303            (145)
  Realized gain (loss) on investments .....       (441,358)          3,655           8,203
  Change in unrealized gain (loss)
    on investments ........................         11,840         (35,292)          4,363
  Reinvested capital gains ................             --              --              44
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (397,679)        (30,334)         12,465
                                              ============    ============    ============

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        383,026         112,115          45,293
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        109,167         124,438           2,148
  Surrenders ..............................             --              --              --
  Death benefits ..........................           (866)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (10,927)         (7,891)         (6,008)
                                              ------------    ------------    ------------
      Net equity transactions .............        480,400         228,662          41,433
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         82,721         198,328          53,898
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        252,226          53,898              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        334,947         252,226          53,898
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         22,688           4,316              --
                                              ------------    ------------    ------------
  Units purchased .........................         16,777          19,001           4,836
  Units redeemed ..........................         (5,030)           (629)           (520)
                                              ------------    ------------    ------------
  Ending units ............................         34,435          22,688           4,316
                                              ============    ============    ============

                                                               NSATHINCBD
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        197,572         132,192          20,730
  Realized gain (loss) on investments .....       (262,553)        (17,217)        (11,374)
  Change in unrealized gain (loss)
    on investments ........................        118,075        (218,826)         (6,600)
  Reinvested capital gains ................             --              --             114
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         53,094        (103,851)          2,870
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        230,416         160,356         192,247
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        396,173       1,251,681        (153,800)
  Surrenders ..............................        (15,042)           (796)             --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (104,282)        (59,557)        (14,343)
                                              ------------    ------------    ------------
      Net equity transactions .............        507,265       1,351,684          24,104
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        560,359       1,247,833          26,974
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,419,982         172,149         145,175
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      1,980,341       1,419,982         172,149
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        150,482          16,667          14,446
                                              ------------    ------------    ------------
  Units purchased .........................         63,985         139,868          23,188
  Units redeemed ..........................        (12,281)         (6,053)        (20,967)
                                              ------------    ------------    ------------
  Ending units ............................        202,186         150,482          16,667
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               NSATGLOB50
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     15,310           2,926            (875)
  Realized gain (loss) on investments .....        (49,789)         42,076            (625)
  Change in unrealized gain (loss)
    on investments ........................       (156,810)       (228,343)         72,567
  Reinvested capital gains ................             --          34,720          34,111
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (191,289)       (148,621)        105,178
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        447,066         548,485         394,087
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        (75,776)       (418,332)        626,801
  Surrenders ..............................             --         (37,880)             --
  Death benefits ..........................           (127)             --              --
  Policy loans (net of repayments) (note 4)            407            (396)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (22,710)        (26,405)        (17,581)
                                              ------------    ------------    ------------
      Net equity transactions .............        348,860          65,472       1,003,307
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        157,571         (83,149)      1,108,485
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,027,816       1,110,965           2,480
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,185,387       1,027,816       1,110,965
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         92,654          87,461             239
                                              ------------    ------------    ------------
  Units purchased .........................         49,546          39,050          88,633
  Units redeemed ..........................        (10,055)        (33,857)         (1,411)
                                              ------------    ------------    ------------
  Ending units ............................        132,145          92,654          87,461
                                              ============    ============    ============

                                                               NSATGVTBD
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................      2,071,172         929,469         295,691
  Realized gain (loss) on investments .....      1,143,208         (15,272)       (190,809)
  Change in unrealized gain (loss)
    on investments ........................     (1,179,115)        992,971        (231,270)
  Reinvested capital gains ................         84,887              --          14,887
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      2,120,152       1,907,168        (111,501)
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      4,114,602       3,666,367       4,044,848
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      4,230,129              --              --
  Transfers between funds .................     38,315,114      (4,706,578)     10,618,629
  Surrenders ..............................        (20,209)             --         (90,452)
  Death benefits ..........................        (49,141)             --              --
  Policy loans (net of repayments) (note 4)          1,219          (1,400)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (997,186)       (305,778)       (157,585)
                                              ------------    ------------    ------------
      Net equity transactions .............     45,594,528      (1,347,389)     14,415,440
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     47,714,680         559,779      14,303,939
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     15,368,546      14,808,767         504,828
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     63,083,226      15,368,546      14,808,767
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................      1,340,109       1,460,462          47,339
                                              ------------    ------------    ------------
  Units purchased .........................      3,854,836         352,376       1,438,603
  Units redeemed ..........................        (87,773)       (472,729)        (25,480)
                                              ------------    ------------    ------------
  Ending units ............................      5,107,172       1,340,109       1,460,462
                                              ============    ============    ============

                                                                NSATBAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         43,614          25,395          20,654
  Realized gain (loss) on investments .....        (70,153)        (35,177)             86
  Change in unrealized gain (loss)
    on investments ........................        (26,964)         (6,347)        (38,013)
  Reinvested capital gains ................             --              --             106
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (53,503)        (16,129)        (17,167)
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        540,926         450,475         440,636
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        857,113         184,616         372,074
  Surrenders ..............................        (20,346)             --         (92,593)
  Death benefits ..........................         (1,176)             --              --
  Policy loans (net of repayments) (note 4)          2,892          (2,947)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (62,378)        (36,186)        (33,872)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,317,031         595,958         686,245
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,263,528         579,829         669,078
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,329,834         750,005          80,927
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,593,362       1,329,834         750,005
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        133,237          74,582           8,085
                                              ------------    ------------    ------------
  Units purchased .........................        146,106          62,518          79,258
  Units redeemed ..........................         (8,514)         (3,863)        (12,761)
                                              ------------    ------------    ------------
  Ending units ............................        270,829         133,237          74,582
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               NSATMSECBD
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     79,791         172,808          23,421
  Realized gain (loss) on investments .....         19,399           2,225         (14,631)
  Change in unrealized gain (loss)
    on investments ........................          5,798         (19,870)         (3,411)
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        104,988         155,163           5,379
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        175,452       1,256,963         357,691
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................     (2,104,545)      1,599,789        (234,720)
  Surrenders ..............................             --            (798)             --
  Death benefits ..........................           (782)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (60,176)       (104,018)        (19,579)
                                              ------------    ------------    ------------
      Net equity transactions .............     (1,990,051)      2,751,936         103,392
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (1,885,063)      2,907,099         108,771
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      3,341,656         434,557         325,786
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,456,593       3,341,656         434,557
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        314,131          42,991          32,607
                                              ------------    ------------    ------------
  Units purchased .........................         28,173         281,350          42,937
  Units redeemed ..........................       (210,405)        (10,210)        (32,553)
                                              ------------    ------------    ------------
  Ending units ............................        131,899         314,131          42,991
                                              ============    ============    ============

                                                               NSATMYMKT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................      2,730,599       2,417,124         478,608
  Realized gain (loss) on investments .....             --              --              --
  Change in unrealized gain (loss)
    on investments ........................             --              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      2,730,599       2,417,124         478,608
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................     38,508,862      66,179,905      42,289,121
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........     21,745,483              --              --
  Transfers between funds .................    (37,474,089)    (19,387,312)    (30,435,129)
  Surrenders ..............................     (3,218,996)       (135,050)       (229,248)
  Death benefits ..........................         (8,884)             --              --
  Policy loans (net of repayments) (note 4)      2,857,013            (898)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................     (1,550,212)       (786,574)       (526,025)
                                              ------------    ------------    ------------
      Net equity transactions .............     20,859,177      45,870,071      11,098,719
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     23,589,776      48,287,195      11,577,327
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     67,044,763      18,757,568       7,180,241
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     90,634,539      67,044,763      18,757,568
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................      5,904,882       1,748,236         695,771
                                              ------------    ------------    ------------
  Units purchased .........................      5,341,826       6,001,646       4,379,848
  Units redeemed ..........................     (3,507,373)     (1,845,000)     (3,327,383)
                                              ------------    ------------    ------------
  Ending units ............................      7,739,335       5,904,882       1,748,236
                                              ============    ============    ============

                                                               NSATSMCAPG
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (4,099)         (3,530)            (71)
  Realized gain (loss) on investments .....        270,982        (134,095)            493
  Change in unrealized gain (loss)
    on investments ........................       (501,956)       (490,390)      1,002,866
  Reinvested capital gains ................             --          49,089         100,381
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (235,073)       (578,926)      1,103,669
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         43,044         264,598       1,027,328
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (388,050)         37,403         518,641
  Surrenders ..............................     (1,517,558)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (22,265)        (20,358)             --
                                              ------------    ------------    ------------
      Net equity transactions .............     (1,884,829)        281,643       1,545,969
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (2,119,902)       (297,283)      2,649,638
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,352,355       2,649,638              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        232,453       2,352,355       2,649,638
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        137,119         129,320              --
                                              ------------    ------------    ------------
  Units purchased .........................          7,259           8,836         129,320
  Units redeemed ..........................       (129,046)         (1,037)             --
                                              ------------    ------------    ------------
  Ending units ............................         15,332         137,119         129,320
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               NSATSMCAPV
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (23,476)         (5,039)         (4,239)
  Realized gain (loss) on investments .....         57,293          72,011         214,831
  Change in unrealized gain (loss)
    on investments ........................        470,568        (403,496)        (51,260)
  Reinvested capital gains ................        525,879         429,516          85,300
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      1,030,264          92,992         244,632
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        853,037         989,194         228,233
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      4,217,017              --              --
  Transfers between funds .................       (554,439)      1,251,889         334,145
  Surrenders ..............................        (55,941)             --      (1,189,906)
  Death benefits ..........................         (6,301)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (178,376)        (51,374)        (27,322)
                                              ------------    ------------    ------------
      Net equity transactions .............      4,274,997       2,189,709        (654,850)
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      5,305,261       2,282,701        (410,218)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,460,363         177,662         587,880
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  7,765,624       2,460,363         177,662
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        203,318          16,261          68,511
                                              ------------    ------------    ------------
  Units purchased .........................        339,817         191,312          70,894
  Units redeemed ..........................        (41,214)         (4,255)       (123,144)
                                              ------------    ------------    ------------
  Ending units ............................        501,921         203,318          16,261
                                              ============    ============    ============

                                                                NSATSMCO
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        (28,133)        (18,528)         (4,937)
  Realized gain (loss) on investments .....     (1,398,205)        708,092         134,149
  Change in unrealized gain (loss)
    on investments ........................        656,917      (1,265,645)        455,234
  Reinvested capital gains ................             --         966,316         101,040
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (769,421)        390,235         685,486
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,750,825       1,446,895       1,277,119
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      1,864,063              --              --
  Transfers between funds .................      1,465,195       1,571,807         295,719
  Surrenders ..............................        (74,076)        (22,298)             --
  Death benefits ..........................        (17,438)             --              --
  Policy loans (net of repayments) (note 4)          1,207          (1,261)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (320,001)       (162,982)        (82,718)
                                              ------------    ------------    ------------
      Net equity transactions .............      4,669,775       2,832,161       1,490,120
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      3,900,354       3,222,396       2,175,606
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      5,855,898       2,633,502         457,896
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      9,756,252       5,855,898       2,633,502
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        415,566         202,708          50,558
                                              ------------    ------------    ------------
  Units purchased .........................        602,791         226,654         168,502
  Units redeemed ..........................       (273,432)        (13,796)        (16,352)
                                              ------------    ------------    ------------
  Ending units ............................        744,925         415,566         202,708
                                              ============    ============    ============

                                                               NSATSTRVAL
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................            678              67           1,730
  Realized gain (loss) on investments .....        (32,653)         (2,030)         36,530
  Change in unrealized gain (loss)
    on investments ........................         (2,672)        (14,011)        (27,585)
  Reinvested capital gains ................            783              --          14,264
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (33,864)        (15,974)         24,939
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        114,266         252,470         155,038
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        728,388        (830,111)        246,688
  Surrenders ..............................             --         (96,589)             --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (13,573)        (10,223)         (9,632)
                                              ------------    ------------    ------------
      Net equity transactions .............        829,081        (684,453)        392,094
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        795,217        (700,427)        417,033
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................            273         700,700         283,667
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        795,490             273         700,700
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             29          79,877          31,219
                                              ------------    ------------    ------------
  Units purchased .........................         89,305          29,153          49,737
  Units redeemed ..........................         (1,528)       (109,001)         (1,079)
                                              ------------    ------------    ------------
  Ending units ............................         87,806              29          79,877
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                NSATSTMCAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     (4,373)         (4,706)           (609)
  Realized gain (loss) on investments .....       (591,072)        106,639          35,908
  Change in unrealized gain (loss)
    on investments ........................        188,527        (405,858)        108,153
  Reinvested capital gains ................             --          43,306          47,618
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (406,918)       (260,619)        191,070
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        145,604         755,202         100,649
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................         17,455        (229,525)        647,351
  Surrenders ..............................             --              --              --
  Death benefits ..........................           (958)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (39,865)        (38,015)         (6,617)
                                              ------------    ------------    ------------
      Net equity transactions .............        122,236         487,662         741,383
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (284,682)        227,043         932,453
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,159,496         932,453              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    874,814       1,159,496         932,453
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         71,051          48,159              --
                                              ------------    ------------    ------------
  Units purchased .........................         32,041          37,312          48,604
  Units redeemed ..........................        (25,863)        (14,420)           (445)
                                              ------------    ------------    ------------
  Ending units ............................         77,229          71,051          48,159
                                              ============    ============    ============

                                                               NSATTOTRE
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          3,428             603            (186)
  Realized gain (loss) on investments .....       (100,828)          3,500          18,721
  Change in unrealized gain (loss)
    on investments ........................         88,629         (74,582)         (8,571)
  Reinvested capital gains ................          9,429          70,683           5,178
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........            658             204          15,142
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         44,486         275,094         116,583
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........         14,525              --              --
  Transfers between funds .................      1,674,384        (215,050)        (87,234)
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (23,709)         (9,158)         (5,554)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,709,686          50,886          23,795
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,710,344          51,090          38,937
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        193,417         142,327         103,390
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      1,903,761         193,417         142,327
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         18,361          13,172          10,192
                                              ------------    ------------    ------------
  Units purchased .........................        188,503          25,978          10,962
  Units redeemed ..........................         (1,091)        (20,789)         (7,982)
                                              ------------    ------------    ------------
  Ending units ............................        205,773          18,361          13,172
                                              ============    ============    ============

                                                                NBAMTGRO
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (8,148)             --              --
  Realized gain (loss) on investments .....     (2,984,576)             --              --
  Change in unrealized gain (loss)
    on investments ........................        (84,652)             --              --
  Reinvested capital gains ................      1,683,860              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (1,393,516)             --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        495,179              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      3,453,400              --              --
  Transfers between funds .................     (1,560,417)             --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (50,254)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      2,337,908              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        944,392              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        944,392              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        421,919              --              --
  Units redeemed ..........................       (297,717)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        124,202              --              --
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               NBAMTGUARD
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $        195           2,096             518
  Realized gain (loss) on investments .....        (39,994)         24,765         320,371
  Change in unrealized gain (loss)
    on investments ........................        (26,856)        (34,217)       (123,751)
  Reinvested capital gains ................         84,223              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         17,568          (7,356)        197,138
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        406,165         561,910         892,142
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........          1,335              --              --
  Transfers between funds .................        762,369        (126,276)     (1,082,753)
  Surrenders ..............................        (30,225)             --        (329,847)
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (35,955)        (18,247)        (50,939)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,103,689         417,387        (571,397)
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,121,257         410,031        (374,259)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,234,432         824,401       1,198,660
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  2,355,689       1,234,432         824,401
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        113,427          76,442         128,350
                                              ------------    ------------    ------------
  Units purchased .........................        113,278          68,206         107,495
  Units redeemed ..........................         (6,388)        (31,221)       (159,403)
                                              ------------    ------------    ------------
  Ending units ............................        220,317         113,427          76,442
                                              ============    ============    ============

                                                                NBAMTLMAT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................        227,866              --              --
  Realized gain (loss) on investments .....        (16,585)             --              --
  Change in unrealized gain (loss)
    on investments ........................         69,170              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        280,451              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        417,576              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      3,631,299              --              --
  Transfers between funds .................      2,245,223              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (107,918)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      6,186,180              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      6,466,631              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      6,466,631              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        609,595              --              --
  Units redeemed ..........................        (10,050)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        599,545              --              --
                                              ============    ============    ============

                                                               NBAMTMCGR
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (5,296)         (6,306)         (6,075)
  Realized gain (loss) on investments .....       (763,189)        336,833         606,355
  Change in unrealized gain (loss)
    on investments ........................        267,241        (533,085)        (40,284)
  Reinvested capital gains ................             --             442          33,171
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (501,244)       (202,116)        593,167
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        495,607         932,931         744,249
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (661,100)        330,845        (501,434)
  Surrenders ..............................        (84,842)             --      (1,114,722)
  Death benefits ..........................         (2,696)             --              --
  Policy loans (net of repayments) (note 4)          1,822          (1,517)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (41,522)        (48,953)        (53,045)
                                              ------------    ------------    ------------
      Net equity transactions .............       (292,731)      1,213,306        (924,952)
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (793,975)      1,011,190        (331,785)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,760,578         749,388       1,081,173
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        966,603       1,760,578         749,388
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        110,315          43,280          95,708
                                              ------------    ------------    ------------
  Units purchased .........................         37,855          69,724          62,434
  Units redeemed ..........................        (67,472)         (2,689)       (114,862)
                                              ------------    ------------    ------------
  Ending units ............................         80,698         110,315          43,280
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                NBAMTPART
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $      3,858           1,129           1,044
  Realized gain (loss) on investments .....       (267,687)        (83,744)         17,388
  Change in unrealized gain (loss)
    on investments ........................       (288,262)        (47,112)        (10,091)
  Reinvested capital gains ................        268,466         148,730           7,690
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (283,625)         19,003          16,031
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        888,633         744,591         775,015
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      4,056,255              --              --
  Transfers between funds .................         96,707         249,200          45,388
  Surrenders ..............................         (7,757)             --              --
  Death benefits ..........................           (865)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (137,246)        (45,832)        (39,833)
                                              ------------    ------------    ------------
      Net equity transactions .............      4,895,727         947,959         780,570
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      4,612,102         966,962         796,601
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,006,073       1,039,111         242,510
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  6,618,175       2,006,073       1,039,111
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        200,302         104,066          25,973
                                              ------------    ------------    ------------
  Units purchased .........................        592,003         100,878          83,251
  Units redeemed ..........................       (109,873)         (4,642)         (5,158)
                                              ------------    ------------    ------------
  Ending units ............................        682,432         200,302         104,066
                                              ============    ============    ============

                                                                OPPAGGGRO
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         57,121         (19,795)         (4,564)
  Realized gain (loss) on investments .....     (6,267,806)      1,140,157         364,190
  Change in unrealized gain (loss)
    on investments ........................        319,133      (2,573,172)        635,010
  Reinvested capital gains ................      1,380,419         176,333              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (4,511,133)     (1,276,477)        994,636
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      2,217,562       2,353,009         746,374
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........              3              --              --
  Transfers between funds .................      3,917,781       2,147,166       2,078,986
  Surrenders ..............................        (44,190)       (132,025)       (397,205)
  Death benefits ..........................         (4,105)             --              --
  Policy loans (net of repayments) (note 4)             (4)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (231,552)       (131,084)        (46,574)
                                              ------------    ------------    ------------
      Net equity transactions .............      5,855,495       4,237,066       2,381,581
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,344,362       2,960,589       3,376,217
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      6,852,272       3,891,683         515,466
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      8,196,634       6,852,272       3,891,683
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        445,302         222,462          53,218
                                              ------------    ------------    ------------
  Units purchased .........................        667,153         236,557         204,680
  Units redeemed ..........................       (329,870)        (13,717)        (35,436)
                                              ------------    ------------    ------------
  Ending units ............................        782,585         445,302         222,462
                                              ============    ============    ============

                                                                OPPBDFD
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         19,264              --              --
  Realized gain (loss) on investments .....           (246)             --              --
  Change in unrealized gain (loss)
    on investments ........................         (6,648)             --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         12,370              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        144,424              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        556,785              --              --
  Transfers between funds .................      1,652,166              --              --
  Surrenders ..............................       (123,934)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)       (148,802)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (34,902)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............      2,045,737              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      2,058,107              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,058,107              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        223,576              --              --
  Units redeemed ..........................        (30,339)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        193,237              --              --
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                OPPCAPAP
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     21,623          (9,245)         (2,699)
  Realized gain (loss) on investments .....       (329,215)        281,834         100,722
  Change in unrealized gain (loss)
    on investments ........................     (1,641,125)       (708,289)        463,855
  Reinvested capital gains ................        796,090         217,412           1,339
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (1,152,627)       (218,288)        563,217
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      2,544,827       1,642,904         723,294
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      3,177,029              --              --
  Transfers between funds .................      1,704,214       1,670,957       1,439,574
  Surrenders ..............................             --          (8,754)             --
  Death benefits ..........................         (2,290)             --              --
  Policy loans (net of repayments) (note 4)             (4)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (236,081)        (77,100)        (25,735)
                                              ------------    ------------    ------------
      Net equity transactions .............      7,187,695       3,228,007       2,137,133
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      6,035,068       3,009,719       2,700,350
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      5,835,252       2,825,533         125,183
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 11,870,320       5,835,252       2,825,533
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        407,726         196,059          11,744
                                              ------------    ------------    ------------
  Units purchased .........................        548,416         218,275         186,549
  Units redeemed ..........................        (17,989)         (6,608)         (2,234)
                                              ------------    ------------    ------------
  Ending units ............................        938,153         407,726         196,059
                                              ============    ============    ============

                                                                OPPGLSEC
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         22,179             (10)             --
  Realized gain (loss) on investments .....       (752,930)          1,451              --
  Change in unrealized gain (loss)
    on investments ........................       (154,066)             --              --
  Reinvested capital gains ................        548,160              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (336,657)          1,441              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        404,388          58,456              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      1,831,578              --              --
  Transfers between funds .................        316,211         (59,702)             --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (49,026)           (195)             --
                                              ------------    ------------    ------------
      Net equity transactions .............      2,503,151          (1,441)             --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      2,166,494              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,166,494              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        264,136           6,011              --
  Units redeemed ..........................         (5,811)         (6,011)             --
                                              ------------    ------------    ------------
  Ending units ............................        258,325              --              --
                                              ============    ============    ============

                                                               OPPMSGRINC
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................           (221)           (348)          1,319
  Realized gain (loss) on investments .....        (57,426)         10,636         139,902
  Change in unrealized gain (loss)
    on investments ........................         60,694         (71,433)          4,768
  Reinvested capital gains ................             --          21,075           7,313
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........          3,047         (40,070)        153,302
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        225,012         353,526         171,347
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (241,558)       (278,364)        733,953
  Surrenders ..............................             --              --        (782,790)
  Death benefits ..........................         (1,053)             --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (21,937)        (18,817)        (24,094)
                                              ------------    ------------    ------------
      Net equity transactions .............        (39,536)         56,345          98,416
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (36,489)         16,275         251,718
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        544,892         528,617         276,899
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        508,403         544,892         528,617
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         55,343          48,784          30,977
                                              ------------    ------------    ------------
  Units purchased .........................         23,935          33,660          97,563
  Units redeemed ..........................        (21,570)        (27,101)        (79,756)
                                              ------------    ------------    ------------
  Ending units ............................         57,708          55,343          48,784
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                 OPPMULT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     28,159              --              --
  Realized gain (loss) on investments .....        (67,871)             --              --
  Change in unrealized gain (loss)
    on investments ........................         28,198              --              --
  Reinvested capital gains ................         42,267              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         30,753              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        318,716              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        765,121              --              --
  Transfers between funds .................       (139,875)             --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (21,376)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        922,586              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        953,339              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    953,339              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        103,924              --              --
  Units redeemed ..........................        (10,966)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         92,958              --              --
                                              ============    ============    ============

                                                                 STOPP2
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          6,794            (116)             --
  Realized gain (loss) on investments .....        (54,394)            291              --
  Change in unrealized gain (loss)
    on investments ........................     (1,170,606)         19,842              --
  Reinvested capital gains ................      1,267,648              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         49,442          20,017              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,279,559             463              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........      7,044,683              --              --
  Transfers between funds .................        335,088         459,336              --
  Surrenders ..............................       (340,475)             --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)       (422,752)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (153,742)              1              --
                                              ------------    ------------    ------------
      Net equity transactions .............      7,742,361         459,800              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      7,791,803         479,817              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        479,817              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      8,271,620         479,817              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         48,820              --              --
                                              ------------    ------------    ------------
  Units purchased .........................        962,927          48,820              --
  Units redeemed ..........................       (136,492)             --              --
                                              ------------    ------------    ------------
  Ending units ............................        875,255          48,820              --
                                              ============    ============    ============

                                                                 STDISC2
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................            (33)             --              --
  Realized gain (loss) on investments .....          2,442              --              --
  Change in unrealized gain (loss)
    on investments ........................            866              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........          3,275              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................             --              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........         64,554              --              --
  Transfers between funds .................        (52,509)             --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................           (169)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............         11,876              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         15,151              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....         15,151              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................          5,896              --              --
  Units redeemed ..........................         (4,583)             --              --
                                              ------------    ------------    ------------
  Ending units ............................          1,313              --              --
                                              ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                STINTSTK2
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     (1,039)             --              --
  Realized gain (loss) on investments .....         (5,573)             --              --
  Change in unrealized gain (loss)
    on investments ........................         11,660              --              --
  Reinvested capital gains ................            396              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........          5,444              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................             --              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        177,910              --              --
  Transfers between funds .................        116,684              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (22,770)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        271,824              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        277,268              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $    277,268              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................         40,335              --              --
  Units redeemed ..........................         (1,497)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         38,838              --              --
                                              ============    ============    ============

                                                                UIFEMMKT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          4,026          62,233           7,128
  Realized gain (loss) on investments .....         20,688            (358)         28,850
  Change in unrealized gain (loss)
    on investments ........................          9,695          (8,140)          2,243
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         34,409          53,735          38,221
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................          4,446          38,054         116,046
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................       (581,726)        492,561        (176,939)
  Surrenders ..............................             --          (9,397)             --
  Death benefits ..........................           (940)             --              --
  Policy loans (net of repayments) (note 4)            620            (661)             --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (11,225)        (15,493)         (6,107)
                                              ------------    ------------    ------------
      Net equity transactions .............       (588,825)        505,064         (67,000)
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (554,416)        558,799         (28,779)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        620,755          61,956          90,735
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....         66,339         620,755          61,956
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         64,183           7,107          13,412
                                              ------------    ------------    ------------
  Units purchased .........................            887          59,277          16,179
  Units redeemed ..........................        (58,815)         (2,201)        (22,484)
                                              ------------    ------------    ------------
  Ending units ............................          6,255          64,183           7,107
                                              ============    ============    ============

                                                               UIFMIDCAPG
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................           (282)             --              --
  Realized gain (loss) on investments .....         (9,671)             --              --
  Change in unrealized gain (loss)
    on investments ........................         11,531              --              --
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........          1,578              --              --
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................          4,900              --              --
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........             --              --              --
  Transfers between funds .................        165,341              --              --
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (1,378)             --              --
                                              ------------    ------------    ------------
      Net equity transactions .............        168,863              --              --
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        170,441              --              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................             --              --              --
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        170,441              --              --
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................             --              --              --
                                              ------------    ------------    ------------
  Units purchased .........................         28,170              --              --
  Units redeemed ..........................           (235)             --              --
                                              ------------    ------------    ------------
  Ending units ............................         27,935              --              --
                                              ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                UIFUSRE
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     59,926          36,179           6,350
  Realized gain (loss) on investments .....         92,419          47,121         (17,144)
  Change in unrealized gain (loss)
    on investments ........................          4,224           3,466           4,238
  Reinvested capital gains ................         13,822           2,075              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        170,391          88,841          (6,556)
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        188,142         336,645         365,673
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        414,346              --              --
  Transfers between funds .................        859,569        (424,841)         82,451
  Surrenders ..............................        (70,683)             --              --
  Death benefits ..........................         (7,744)             --              --
  Policy loans (net of repayments) (note 4)        (85,216)             --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (63,079)        (12,251)        (16,453)
                                              ------------    ------------    ------------
      Net equity transactions .............      1,235,335        (100,447)        431,671
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,405,726         (11,606)        425,115
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        427,902         439,508          14,393
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $  1,833,628         427,902         439,508
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         39,041          51,147           1,612
                                              ------------    ------------    ------------
  Units purchased .........................        134,807          34,558          50,673
  Units redeemed ..........................        (20,927)        (46,664)         (1,138)
                                              ------------    ------------    ------------
  Ending units ............................        152,921          39,041          51,147
                                              ============    ============    ============

                                                               VEWRLDEMKT
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................         (2,360)         (2,671)         (1,393)
  Realized gain (loss) on investments .....       (382,281)         78,947          85,669
  Change in unrealized gain (loss)
    on investments ........................        314,598        (460,323)        134,693
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (70,043)       (384,047)        218,969
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        236,359         373,318         242,033
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........        256,847              --              --
  Transfers between funds .................       (918,728)        486,123         (96,346)
  Surrenders ..............................             --         (27,613)             --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (15,252)        (17,968)        (15,612)
                                              ------------    ------------    ------------
      Net equity transactions .............       (440,774)        813,860         130,075
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (510,817)        429,813         349,044
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        912,010         482,197         133,153
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        401,193         912,010         482,197
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................        124,869          38,228          21,058
                                              ------------    ------------    ------------
  Units purchased .........................         66,616          92,126          30,112
  Units redeemed ..........................       (135,317)         (5,485)        (12,942)
                                              ------------    ------------    ------------
  Ending units ............................         56,168         124,869          38,228
                                              ============    ============    ============

                                                               VEWRLDHAS
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          5,031           1,829             626
  Realized gain (loss) on investments .....         35,634          19,543          23,170
  Change in unrealized gain (loss)
    on investments ........................        (65,765)         40,610          15,698
  Reinvested capital gains ................             --              --              --
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (25,100)         61,982          39,494
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         33,617          40,665          63,607
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1) ...........         52,204              --              --
  Transfers between funds .................       (419,299)        106,822         135,707
  Surrenders ..............................             --              --              --
  Death benefits ..........................             --              --              --
  Policy loans (net of repayments) (note 4)             --              --              --
  Deductions for surrender charges ........             --              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (7,356)         (9,702)         (6,389)
                                              ------------    ------------    ------------
      Net equity transactions .............       (340,834)        137,785         192,925
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (365,934)        199,767         232,419
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        514,935         315,168          82,749
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        149,001         514,935         315,168
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         56,278          38,220          12,094
                                              ------------    ------------    ------------
  Units purchased .........................          9,668          19,236          26,961
  Units redeemed ..........................        (47,689)         (1,178)           (835)
                                              ------------    ------------    ------------
  Ending units ............................         18,257          56,278          38,220
                                              ============    ============    ============

See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000 AND 1999

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a) Organization and Nature of Operations

            The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

            On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide(R) SAT - Small Cap Growth Fund Class I for which the Account was credited with 100,000 units of the Nationwide(R) SAT - Small Cap Growth Fund Class I. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

            In February 2001, the Best of America(R) Corporate Variable Universal Life product assets totaling $116,421,610 in Nationwide VL Separate Account-A (Account A), were transferred to the Best of America(R) - America's Future Series(SM) in the Account. Both prior to and after the transfer the annuity unit values for each fund of Account A were exactly equivalent to the accumulation unit value for the corresponding fund values in the Account. Also, expenses deducted from the contract holder accounts in the Account are the same as or more favorable to the contract holders compared to the expenses previously incurred in Account A.

            The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

      (b) The Contracts

            Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

            Contract owners may invest in the following:

                  Portfolios of the American Century Variable Portfolios, Inc.
                    (American Century VP);
                        American Century VP - American Century VP Balanced
                          (ACVPBal)
                        American Century VP - American Century VP Capital
                          Appreciation (ACVPCapAp)
                        American Century VP - American Century VP Income &
                          Growth (ACVPIncGr)
                        American Century VP - American Century VP International
                          (ACVPInt)
                        American Century VP - American Century VP Value
                          (ACVPValue)

                  Portfolios of the Credit Suisse Trust;
                        Credit Suisse Trust - Global Post-Venture Capital
                          Portfolio (CSWPGPV)
                        Credit Suisse Trust - International Equity Portfolio
                          (CSWPIntEq)
                        Credit Suisse Trust - Large Cap Value Portfolio
                          (CSWPVal)
                        Credit Suisse Trust - Small Cap Growth Portfolio
                          (CSWPSmCoGr)

                  Dreyfus IP - European Equity Portfolio (DryEuroEq)

                  The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

                  Dreyfus Stock Index Fund (DryStkIx)

                  Portfolio of the Dreyfus Variable Investment Fund (Dreyfus
                    VIF);
                        Dreyfus VIF - Appreciation Portfolio (DryAp)
                        Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

                  Federated Insurance Series (Federated IS) - Federated Quality
                    Bond Fund II (FISFedQual)

                  Portfolios of the Fidelity(R) Variable Insurance Products Fund
                    (Fidelity(R) VIP);
                        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                          (FidVIPEI)
                        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                          (FidVIPEIS)
                        Fidelity(R) VIP - Growth Portfolio: Initial Class
                          (FidVIPGr)
                        Fidelity(R) VIP - Growth Portfolio: Service Class
                          (FidVIPGrS)
                        Fidelity(R) VIP - High Income Portfolio: Initial Class
                          (FidVIPHI)
                        Fidelity(R) VIP - High Income Portfolio: Service Class
                          (FidVIPHIS)
                        Fidelity(R) VIP - Overseas Portfolio: Initial Class
                          (FidVIPOv)
                        Fidelity(R) VIP - Overseas Portfolio: Service Class
                          (FidVIPOvS)

                  Portfolio of the Fidelity(R) Variable Insurance Products Fund
                    II (Fidelity(R) VIP-II);
                        Fidelity(R) VIP-II - Asset Manager Portfolio: Initial
                          Class (FidVIPAM)
                        Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class
                          (FidVIPCon)
                        Fidelity(R) VIP-II - Contrafund Portfolio: Service Class
                          (FidVIPConS)

                  Portfolio of the Fidelity(R) Variable Insurance Products Fund
                    III (Fidelity(R) VIP-III);
                        Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                          Initial Class (FidVIPGrOp)
                        Fidelity(R) VIP-III - Growth Opportunities Portfolio:
                          Service Class (FidVIPGrOpS)

                  Portfolios of Janus Aspen Fund Series (Janus AS);
                        Janus AS - Capital Appreciation Portfolio - Service
                          Class (JanCapAp)
                        Janus AS - Global Technology Portfolio - Service Class
                          (JanGlTech)
                        Janus AS - International Growth Portfolio - Service
                          Class (JanIntGro)

                  Funds of the Nationwide(R) Separate Account Trust
                    (Nationwide(R) SAT);
                        Nationwide(R) SAT - Capital Appreciation Fund Class I
                          (NSATCapAp)
                        Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
                          (NSATMidCapIx)
                        Nationwide(R) SAT - Federated Equity Income Fund Class I
                          (NSATEqInc)
                        Nationwide(R) SAT - Federated High Income Bond Fund
                          Class I (NSATHIncBd)
                       *Nationwide(R) SAT - Gartmore Emerging Markets Fund Class
                          I (NSATEmMkt)
                       *Nationwide(R) SAT - Gartmore Global Technology and
                          Communications Fund Class I (NSATGlobTC)
                       *Nationwide(R) SAT - Gartmore International Growth Fund
                          Class I (NSATIntGr)
                        Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50) Nationwide(R) SAT - Government Bond Fund Class I
                          (NSATGvtBd)
                        Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I
                          (NSATBal)
                        Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
                          (NSATMSecBd)
                        Nationwide(R) SAT - Money Market Fund Class I
                          (NSATMyMkt)
                        Nationwide(R) SAT - Small Cap Growth Fund Class I
                          (NSATSmCapG)
                        Nationwide(R) SAT - Small Cap Value Fund Class I
                          (NSATSmCapV)
                        Nationwide(R) SAT - Small Company Fund Class I
                          (NSATSmCo)
                        Nationwide(R) SAT - Strategic Value Fund Class I
                          (NSATStrVal)
                        Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
                          (NSATStMCap)
                        Nationwide(R) SAT - Total Return Fund Class I
                          (NSATTotRe)
                       *Nationwide(R) SAT - Turner Growth Focus Fund Class I
                          (NSATGrFoc)

                  Portfolios of the Neuberger Berman Advisers Management Trust
                    (Neuberger Berman AMT);
                        Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                          (NBAMTLMat)
                        Neuberger Berman AMT - Mid-Cap Growth Portfolio
                          (NBAMTMCGr)
                        Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

                  Funds of the Oppenheimer Variable Account Funds;
                        Oppenheimer - Aggressive Growth Fund/VA (OppAggGro) Oppenheimer - Bond Fund/VA (OppBdFd)
                        Oppenheimer - Capital Appreciation Fund/VA (OppCapAp) Oppenheimer - Global Securities Fund/VA (OppGlSec) Oppenheimer - Main Street Growth & Income Fund/VA
                          (OppMSGrInc)
                        Oppenheimer - Multiple Strategies Fund/VA (OppMult)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

      Strong Opportunity Fund II, Inc. (StOpp2)

      Strong Variable Insurance Funds, Inc. (Strong VIF) - Strong Discovery Fund
        II (StDisc2)

      Strong Variable Insurance Funds, Inc. (Strong VIF) - Strong International
        Stock Fund II (StIntStk2)

      Portfolios of the Universal Institutional Funds (UIF), Inc.;
            UIF - Emerging Markets Debt Portfolio (UIFEmMkt) (formerly Morgan
              Stanley - Emerging Markets Debt Portfolio)

            UIF - Mid Cap Growth Portfolio (UIFMidCapG)
                UIF - U.S. Real Estate Portfolio (UIFUSRE) (formerly Van Kampen
                   LIT - Morgan Stanley - Real Estate Securities Portfolio)

      Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            *Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
             Van Eck WIT - Worldwide Emerging Markets Fund
               (VEWrldEMkt)
             Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

      At December 31, 2001, contract owners have invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

      A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

      Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

      The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

      (a) Deductions from Premium

            The Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

      (b) Cost of Insurance

            A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

      (c) Administrative Charges

            The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and it is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) ASSET CHARGES

      For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier, the current rate for corporate flexible premium contracts is either .10% or .25% for all policy years.

      Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.

(4) POLICY LOANS (NET OF REPAYMENTS)

      Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

      At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(5) RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(6)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate and total return for each year in the three year period ended December 31, 2001 and the period May 1, 1998 (commencement of operations) through December 31, 1998.

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
The BEST of AMERICA(R) America's FUTURE Life Series(SM)

  Reduced Fee Tier - (0.10%)
    American Century VP - American Century VP
     Income & Growth
      2001 .............................................     0.10%      249,128  $ 9.417116    $2,346,067        -8.44%
      2000 .............................................     0.10%      229,332   10.285709     2,358,842       -10.70%
      1999 .............................................     0.10%      242,505   11.518727     2,793,349        15.19%   4/1/99

    American Century VP - American Century VP
     International
      2001 .............................................     0.10%       91,670    9.402604       861,937       -29.24%
      2000 .............................................     0.10%       79,522   13.288939     1,056,763       -16.91%
      1999 .............................................     0.10%       21,260   15.993145       340,014        59.93%   4/1/99

    Dreyfus Stock Index Fund
     2001 .............................................      0.10%      322,825    9.086757     2,933,432       -12.27%
     2000 .............................................      0.10%      415,946   10.357445     4,308,138        -9.37%
     1999 .............................................      0.10%      244,230   11.428481     2,791,178        14.28%   4/1/99

    Fidelity(R) VIP - Growth Portfolio: Service Class
     2001 .............................................      0.10%      769,450    9.164946     7,051,968       -17.81%
     2000 .............................................      0.10%      677,472   11.150661     7,554,261       -11.16%
     1999 .............................................      0.10%      208,919   12.550748     2,622,090        25.51%   4/1/99

    Janus AS - International Growth Portfolio
     - Service Shares
     2001 .............................................      0.10%       19,353    6.322889       122,367       -23.51%
     2000 .............................................      0.10%       19,437    8.265856       160,663       -17.34%  1/27/00

    Nationwide(R) SAT - Government Bond Fund Class I
     2001 .............................................      0.10%      701,232   11.914756     8,355,008         7.15%
     2000 .............................................      0.10%      418,843   11.120055     4,657,557        12.43%
     1999 .............................................      0.10%      705,360    9.890955     6,976,684        -1.09%   4/1/99

    Nationwide(R) SAT - MAS Multi Sector
     Bond Fund Class I
     2001 .............................................      0.10%        6,853   11.171361        76,557         4.08%
     2000 .............................................      0.10%        8,206   10.733031        88,075         5.55%
     1999 .............................................      0.10%        1,287   10.168791        13,087         1.69%   4/1/99

    Nationwide(R) SAT - Money Market Fund Class I
     2001 .............................................      0.10%      650,549   11.355131     7,387,069         3.50%
     2000 .............................................      0.10%      385,575   10.971228     4,230,231         5.92%
     1999 .............................................      0.10%      197,969   10.357933     2,050,550         3.58%  3/31/99

    Neuberger Berman AMT - Guardian Portfolio
     2001 .............................................      0.10%       85,302   10.895640       929,420        -1.61%
     2000 .............................................      0.10%       42,555   11.073505       471,233         1.03%
     1999 .............................................      0.10%       26,597   10.960631       291,520         9.61%   4/1/99

    Oppenheimer Aggressive Growth Fund/VA
     2001 .............................................      0.10%      316,324   10.110661     3,198,245       -31.34%
     2000 .............................................      0.10%      129,500   14.724854     1,906,869       -11.33%
     1999 .............................................      0.10%       44,061   16.605768       731,667        63.57%   8/9/99

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Oppenheimer Capital Appreciation Fund/VA                 0.10%      228,318   11.517595     2,629,674       -12.66%
      2001 ...........................................       0.10%      146,936   13.187632     1,937,738        -0.33%
      2000 ...........................................       0.10%       68,065   13.231306       900,589        32.31%   4/1/99
      1999 ...........................................

The BEST of AMERICA(R) America's FUTURE Life Series(SM)
  Reduced Fee Tier - (0.25%)
    American Century VP - American Century
     VP International
      2001 ...........................................       0.25%       99,643    9.378457       934,498       -29.35%

    American Century VP - American Century VP Value
      2001 ...........................................       0.25%       61,779   12.308603       760,413        12.54%

    Dreyfus VIF - Appreciation Portfolio
      2001 ...........................................       0.25%       81,810   11.000259       899,931        -9.54%

    Fidelity(R) VIP - High Income Portfolio:
     Initial Class
      2001 ...........................................       0.25%       17,011    8.815683       149,964       -11.84%   1/2/01

    Nationwide(R) SAT - Government Bond Fund Class I
      2001 ...........................................       0.25%      109,436   12.488292     1,366,669         6.99%

    Nationwide(R) SAT - Small Cap Value Fund Class I
      2001 ...........................................       0.25%       65,785   15.545961     1,022,691        27.96%

    Nationwide(R) SAT - Small Company Fund Class I
      2001 ...........................................       0.25%       31,468   13.166162       414,313        -6.94%

    Neuberger Berman AMT - Partners Portfolio
      2001 ...........................................       0.25%       62,408    9.746550       608,263        -3.07%

    Oppenheimer Capital Appreciation Fund/VA
      2001 ...........................................       0.25%       49,259   13.084853       644,547       -12.80%

    Strong Opportunity Fund II, Inc.
      2001 ...........................................       0.25%       98,866    9.471507       936,410        -3.94%

    The BEST of AMERICA(R) America's
     FUTURE Life Series(SM)

    American Century VP - American Century VP Balanced
      2001 ...........................................       0.40%       60,611    9.768970    $  592,107        -2.31%   1/2/01

    American Century VP - American Century VP Capital
     Appreciation
      2001 ...........................................       0.40%       71,775   10.990234       788,824       -22.88%   1/2/01

    American Century VP - American Century VP
     Income & Growth
      2001 ...........................................       0.40%      441,129   10.404509     4,589,731        -8.72%
      2000 ...........................................       0.40%      379,953   11.398555     4,330,915       -10.97%
      1999 ...........................................       0.40%      233,365   12.803106     2,987,797        17.55%
      1998 ...........................................       0.40%       42,170   10.891732       459,304         8.92%   5/1/98

    American Century VP - American Century
     VP International
      2001 ...........................................       0.40%    2,019,244    9.326990    18,833,469       -29.46%
      2000 ...........................................       0.40%      624,317   13.221985     8,254,710       -17.16%
      1999 ...........................................       0.40%      181,283   15.960157     2,893,305        63.39%
      1998 ...........................................       0.40%       31,340    9.768200       306,135        -2.32%   5/1/98

    American Century VP - American Century VP Value
      2001 ...........................................       0.40%      540,885   12.241061     6,621,006        12.37%
      2000 ...........................................       0.40%      101,219   10.893612     1,102,641        17.67%
      1999 ...........................................       0.40%       34,114    9.257533       315,811        -1.25%
      1998 ...........................................       0.40%       10,252    9.374321        96,106        -6.26%   5/1/98

    Credit Suisse Trust - Global Post-
     Venture Capital Portfolio
      2001 ...........................................       0.40%       60,385    8.471776       511,568       -28.92%
      2000 ...........................................       0.40%       91,578   11.918959     1,091,514       -19.26%
      1999 ...........................................       0.40%       44,018   14.762349       649,809        62.85%
      1998 ...........................................       0.40%       24,245    9.065227       219,786        -9.35%   5/1/98

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Credit Suisse Trust - International
     Equity Portfolio
      2001 ...........................................       0.40%       23,360    7.767318       181,445       -22.59%
      2000 ...........................................       0.40%       30,020   10.033586       301,208       -26.19%
      1999 ...........................................       0.40%       31,892   13.593893       433,536         5.82%
      1998 ...........................................       0.40%       25,320    8.895388       225,231       -11.05%   5/1/98

    Credit Suisse Trust - Large Cap Value Portfolio
      2001 ...........................................       0.40%        9,126   11.473418       104,706         0.54%
      2000 ...........................................       0.40%       24,581   11.411760       280,512         8.48%
      1999 ...........................................       0.40%       36,533   10.519954       384,325        52.82%
      1998 ...........................................       0.40%       46,093    9.941469       458,232       - 0.59%   5/1/98

    Credit Suisse Trust - Small Cap Growth Portfolio
      2001 ...........................................       0.40%      623,977    8.996921     5,613,872       -10.03%   1/2/01

    Dreyfus IP - European Equity Portfolio
      2001 ...........................................       0.40%          368    9.025727         3,321       -28.42%
      2000 ...........................................       0.40%           66   12.608842           832        -1.05%
      1999 ...........................................       0.40%       22,815   12.917253       294,707        11.01%

    The Dreyfus Socially Responsible Growth Fund, Inc.
      2001 ...........................................       0.40%       49,368    9.867078       487,118       -22.89%
      2000 ...........................................       0.40%       23,442   12.795380       299,949       -11.39%
      1999 ...........................................       0.40%        7,538   14.439525       108,845        29.56%
      1998 ...........................................       0.40%          742   11.144998         8,270        11.45%   5/1/98

    Dreyfus Stock Index Fund
      2001 ...........................................       0.40%    4,387,066   10.471621    45,939,692       -12.53%
      2000 ...........................................       0.40%    3,579,449   11.972080    42,853,450        -9.64%
      1999 ...........................................       0.40%    2,198,099   13.249543    29,123,807        20.12%
      1998 ...........................................       0.40%      547,841   11.030001     6,042,687        10.30%   5/1/98

    Dreyfus VIF - Appreciation Portfolio
      2001 ...........................................       0.40%    1,262,700   10.939900    13,813,812        -9.67%
      2000 ...........................................       0.40%      259,664   12.111451     3,144,908        -2.39%
      1999 ...........................................       0.40%      119,919   12.239522     1,467,751        11.01%
      1998 ...........................................       0.40%       27,277   11.025485       300,742        10.25%   5/1/98

    Dreyfus VIF - Growth and Income Portfolio
      2001 ...........................................       0.40%       67,090    9.577914       642,582        -4.22%   1/2/01

    Federated IS - Federated Quality Bond Fund II
      2001 ...........................................       0.40%       87,721   11.649181     1,021,878         7.58%
      2000 ...........................................       0.40%       23,465   10.828312       254,086        10.01%

    Fidelity(R) VIP - Equity-Income Portfolio:
     Initial Class
      2001 ...........................................       0.40%       50,510    9.579298       483,850        -4.21%   1/2/01

    Fidelity(R) VIP - Equity-Income Portfolio:
     Service Class
      2001 ...........................................       0.40%      348,625   10.691577     3,727,351        -5.47%
      2000 ...........................................       0.40%      224,240   11.310203     2,536,200         7.87%
      1999 ...........................................       0.40%      162,451   10.484615     1,703,236         5.83%
      1998 ...........................................       0.40%          924    9.906965         9,154        -0.93%   5/1/98

    Fidelity(R) VIP - Growth Portfolio: Initial Class
      2001 ...........................................       0.40%      782,177    8.555147     6,691,639       -14.45%   1/2/01

    Fidelity(R) VIP - Growth Portfolio: Service Class
      2001 ...........................................       0.40%      776,074   11.958538     9,280,710       -18.06%
      2000 ...........................................       0.40%    1,119,466   14.593603    16,337,042       -11.42%
      1999 ...........................................       0.40%      444,364   16.475102     7,320,942        36.74%
      1998 ...........................................       0.40%      130,876   12.048634     1,576,877        20.49%   5/1/98


                                                                     (Continued)

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Fidelity(R) VIP - High Income Portfolio:
     Initial Class
      2001 ...........................................       0.40%      231,589    8.802536     2,038,571       -11.97%   1/2/01

    Fidelity(R) VIP - High Income Portfolio:
     Service Class
      2001 ...........................................       0.40%      165,596    6.555148     1,085,506       -12.25%
      2000 ...........................................       0.40%      266,741    7.470194     1,992,607       -22.92%
      1999 ...........................................       0.40%      137,733    9.691447     1,334,832         7.64%
      1998 ...........................................       0.40%      106,365    9.003329       957,639        -9.97%   5/1/98

    Fidelity(R) VIP - Overseas Portfolio:
     Initial Class
      2001 ...........................................       0.40%      329,072    7.887510     2,595,559       -21.12%   1/2/01

    Fidelity(R) VIP - Overseas Portfolio: Service Class
      2001 ...........................................       0.40%      396,195    8.518959     3,375,169       -21.59%
      2000 ...........................................       0.40%      314,294   10.864367     3,414,605       -19.47%
      1999 ...........................................       0.40%      118,048   13.491426     1,592,636        41.89%
      1998 ...........................................       0.40%       70,301    9.508092       668,428        -4.92%   5/1/98

    Fidelity(R) VIP II - Asset Manager Portfolio:
     Initial Class
      2001 ...........................................       0.40%      930,387    9.716913     9,040,490        -2.83%   1/2/01

    Fidelity(R) VIP II - Contrafund Portfolio:
     Initial Class
      2001 ...........................................       0.40%      141,885    9.029797     1,281,193        -9.70%   1/2/01

    Fidelity(R) VIP II - Contrafund Portfolio:
     Service Class
      2001 ...........................................       0.40%      486,210   11.370566     5,528,483       -12.71%
      2000 ...........................................       0.40%      437,066   13.026647     5,693,504        -7.09%
      1999 ...........................................       0.40%      240,062   14.020034     3,365,677        23.65%
      1998 ...........................................       0.40%      112,018   11.338370     1,270,102        13.38%   5/1/98

    Fidelity(R) VIP III - Growth Opportunities Portfolio:
     Initial Class
      2001 ...........................................       0.40%      103,589    8.842970       916,034       -11.57%   1/2/01

    Fidelity(R) VIP III - Growth Opportunities Portfolio:
     Service Class
      2001 ...........................................       0.40%      248,120    8.204875     2,035,794       -14.78%
      2000 ...........................................       0.40%      231,706    9.628054     2,230,878       -17.51%
      1999 ...........................................       0.40%      212,333   11.671298     2,478,202         3.77%
      1998 ...........................................       0.40%       34,950   11.247664       393,106        12.48%   5/1/98

    Janus AS - Capital Appreciation Portfolio -
     Service Shares
      2001 ...........................................       0.40%      419,473    6.388873     2,679,960       -22.14%

    Janus AS - Global Technology Portfolio -
     Service Shares
      2001 ...........................................       0.40%      147,511    4.094407       603,970       -37.57%
      2000 ...........................................       0.40%      186,433    6.558143     1,222,654       -34.42%   1/27/00

    Janus AS - International Growth Portfolio -
     Service Shares
      2001 ...........................................       0.40%      173,301    6.286392     1,089,438       -23.74%
      2000 ...........................................       0.40%       34,488    8.243024       284,285       -17.57%   1/27/00

    Nationwide(R) SAT - Capital Appreciation
     Fund Class I
      2001 ...........................................       0.40%      388,409    6.087822     2,364,565       -28.42%
      2000 ...........................................       0.40%      252,079    8.505270     2,144,000       -26.82%
      1999 ...........................................       0.40%      181,521   11.623180     2,109,851         3.86%
      1998 ...........................................       0.40%       42,152   11.191056       471,725        11.91%   5/1/98

    Nationwide(R) SAT - Dreyfus Mid Cap
     Index Fund Class I
      2001 ...........................................       0.40%       93,948   13.342471     1,253,498        -1.70%
      2000 ...........................................       0.40%       86,361   13.573326     1,172,206        14.75%
      1999 ...........................................       0.40%       49,740   11.828670       588,358        20.44%
      1998 ...........................................       0.40%          259    9.821278         2,544        -1.79%   5/1/98

    Nationwide(R) SAT - Federated Equity
     Income Fund Class I
      2001 ...........................................       0.40%       34,435    9.726929       334,947       -12.51%
      2000 ...........................................       0.40%       22,688   11.117142       252,226       -10.98%
      1999 ...........................................       0.40%        4,316   12.487973        53,898        18.02%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Nationwide(R) SAT - Federated High Income
     Bond Fund Class I
      2001 ...........................................       0.40%      202,186    9.794650     1,980,341         3.80%
      2000 ...........................................       0.40%      150,482    9.436226     1,419,982        -8.64%
      1999 ...........................................       0.40%       16,667   10.328712       172,149         2.78%
      1998 ...........................................       0.40%       14,446   10.049520       145,175         0.50%   5/1/98

    Nationwide(R) SAT - Global 50 Fund Class I
      2001 ...........................................       0.40%      132,145    8.970354     1,185,387       -19.14%
      2000 ...........................................       0.40%       92,654   11.093053     1,027,816       -12.67%
      1999 ...........................................       0.40%       87,461   12.702408     1,110,965        22.43%
      1998 ...........................................       0.40%          239   10.374941         2,480         3.75%   5/1/98

    Nationwide(R) SAT - Government Bond Fund Class I
      2001 ...........................................       0.40%    4,296,504   12.419760    53,361,549         6.82%
      2000 ...........................................       0.40%      921,266   11.626380    10,710,989        12.09%
      1999 ...........................................       0.40%      755,102   10.372218     7,832,083        -2.74%
      1998 ...........................................       0.40%       47,339   10.664112       504,828         6.64%   5/1/98

    Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I
      2001 ...........................................       0.40%      270,829    9.575644     2,593,362        -4.06%
      2000 ...........................................       0.40%      133,237    9.980967     1,329,834        -0.75%
      1999 ...........................................       0.40%       74,582   10.056111       750,005         0.47%
      1998 ...........................................       0.40%        8,085   10.009481        80,927         0.09%   5/1/98

    Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
      2001 ...........................................       0.40%      125,046   11.036224     1,380,036         3.77%
      2000 ...........................................       0.40%      305,925   10.635225     3,253,581         5.23%
      1999 ...........................................       0.40%       41,704   10.106222       421,470         1.15%
      1998 ...........................................       0.40%       32,607    9.991296       325,786        -0.09%   5/1/98

    Nationwide(R) SAT - Money Market Fund Class I
      2001 ...........................................       0.40%    7,088,786   11.743544    83,247,470         3.19%
      2000 ...........................................       0.40%    5,519,307   11.380873    62,814,532         5.60%
      1999 ...........................................       0.40%    1,550,267   10.776865    16,707,018         4.43%
      1998 ...........................................       0.40%      695,771   10.319833     7,180,241         3.20%  4/30/98

    Nationwide(R) SAT - Small Cap Growth Fund Class I
      2001 ...........................................       0.40%       15,332   15.161271       232,453       -11.20%
      2000 ...........................................       0.40%       37,119   17.072794       633,725       -16.50%
      1999 ...........................................       0.40%       29,320   20.447188       599,512       104.47%   5/3/99

    Nationwide(R) SAT - Small Cap Growth Fund Class I -
     Intial Funding By Depositor
      2000 ...........................................       0.00%      100,000   17.186295     1,718,630       -16.17%
      1999 ...........................................       0.00%      100,000   20.501257     2,050,126       105.01%   5/3/99

    Nationwide(R) SAT - Small Cap Value Fund Class I
      2001 ...........................................       0.40%      436,136   15.460620     6,742,933        27.76%
      2000 ...........................................       0.40%      203,318   12.101060     2,460,363        10.76%
      1999 ...........................................       0.40%       16,261   10.925665       177,662        27.33%
      1998 ...........................................       0.40%       68,511    8.580808       587,880       -14.19%   5/1/98

    Nationwide(R) SAT - Small Company Fund Class I
      2001 ...........................................       0.40%      713,457   13.093906     9,341,939        -7.08%
      2000 ...........................................       0.40%      415,566   14.091380     5,855,898         8.47%
      1999 ...........................................       0.40%      202,708   12.991606     2,633,502        43.45%
      1998 ...........................................       0.40%       50,558    9.056852       457,896        -9.43%   5/1/98

    Nationwide(R) SAT - Strategic Value Fund Class I
      2001 ...........................................       0.40%       87,806    9.059635       795,490        -3.64%
      2000 ...........................................       0.40%           29    9.402302           273         7.18%
      1999 ...........................................       0.40%       79,877    8.772237       700,700        -3.46%
      1998 ...........................................       0.40%       31,219    9.086371       283,667        -9.14%   5/1/98

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Nationwide(R)SAT - Strong Mid Cap Growth
     Fund Class I
      2001 ...........................................       0.40%       77,229   11.327538       874,814       -30.59%
      2000 ...........................................       0.40%       71,051   16.319202     1,159,496       -15.72%
      1999 ...........................................       0.40%       48,159   19.361969       932,453        84.02%

    Nationwide(R)SAT - Total Return Fund Class I
      2001 ...........................................       0.40%      205,773    9.251754     1,903,761       -12.17%
      2000 ...........................................       0.40%       18,361   10.534111       193,417        -2.51%
      1999 ...........................................       0.40%       13,172   10.805244       142,327         6.52%
      1998 ...........................................       0.40%       10,192   10.144232       103,390         1.44%   5/1/98

    Neuberger Berman AMT - Growth Portfolio
      2001 ...........................................       0.40%      124,202    7.603675       944,392       -23.96%   1/2/01

    Neuberger Berman AMT - Guardian Portfolio
      2001 ...........................................       0.40%      135,015   10.563782     1,426,269        -1.90%
      2000 ...........................................       0.40%       70,872   10.768698       763,199         0.73%
      1999 ...........................................       0.40%       49,845   10.690765       532,881        14.47%
      1998 ...........................................       0.40%      128,350    9.338993     1,198,660        -9.85%   5/1/98

    Neuberger Berman AMT - Limited Maturity Bond
     Portfolio
      2001 ...........................................       0.40%      599,545   10.785897     6,466,631         7.86%   1/2/01

    Neuberger Berman AMT - Mid-Cap Growth Portfolio
      2001 ...........................................       0.40%       80,698   11.978031       966,603       -24.95%
      2000 ...........................................       0.40%      110,315   15.959556     1,760,578        -7.83%
      1999 ...........................................       0.40%       43,280   17.314889       749,388        53.28%
      1998 ...........................................       0.40%       95,708   11.296584     1,081,173        12.97%   5/1/98

    Neuberger Berman AMT - Partners Portfolio
      2001 ...........................................       0.40%      620,024    9.693032     6,009,912        -3.22%
      2000 ...........................................       0.40%      200,302   10.015242     2,006,073         0.30%
      1999 ...........................................       0.40%      104,066    9.985118     1,039,111         6.94%
      1998 ...........................................       0.40%       25,973    9.337008       242,510        -6.63%   5/1/98

    Oppenheimer Aggressive Growth Fund/VA
      2001 ...........................................       0.40%      466,261   10.720152     4,998,389       -31.54%
      2000 ...........................................       0.40%      315,802   15.659821     4,945,403       -11.59%
      1999 ...........................................       0.40%      178,401   17.712996     3,160,016        82.87%
      1998 ...........................................       0.40%       53,218    9.685930       515,466        -3.14%   5/1/98

    Oppenheimer Bond Fund/VA
      2001 ...........................................       0.40%      193,237   10.650688     2,058,107         6.51%   1/2/01

    Oppenheimer Capital Appreciation Fund/VA
      2001 ...........................................       0.40%      660,576   13.013036     8,596,099       -12.93%
      2000 ...........................................       0.40%      260,790   14.945030     3,897,514        -0.63%
      1999 ...........................................       0.40%      127,994   15.039330     1,924,944        41.09%
      1998 ...........................................       0.40%       11,744   10.659314       125,183         6.59%   5/1/98

    Oppenheimer Global Securities Fund/VA
      2001 ...........................................       0.40%      258,325    8.386697     2,166,494       -12.39%

    Oppenheimer Main Street Growth & Income Fund/VA
      2001 ...........................................       0.40%       57,708    8.809927       508,403       -10.52%
      2000 ...........................................       0.40%       55,343    9.845729       544,892        -9.14%
      1999 ...........................................       0.40%       48,784   10.835877       528,617        21.22%
      1998 ...........................................       0.40%       30,977    8.938847       276,899       -10.61%   5/1/98

    Oppenheimer Multiple Strategies Fund/VA
      2001 ...........................................       0.40%       92,958   10.255584       953,339         2.56%   1/2/01

    Strong Opportunity Fund II, Inc. .................
      2001 ...........................................       0.40%      776,389    9.447854     7,335,210        -4.09%
      2000 ...........................................       0.40%       48,820    9.828296       479,817        -1.49%   5/1/00

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                            CONTRACT                UNIT        CONTRACT        TOTAL
                                                         EXPENSE RATE*   UNITS   FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                         -------------  -------  ----------  --------------   ----------
    Strong VIF - Strong Discovery Fund II
      2001 ...........................................       0.40%        1,313   11.539004        15,151         6.82%   1/2/01

    Strong VIF - Strong International Stock Fund II
      2001 ...........................................       0.40%       38,838    7.139083       277,268       -21.09%   1/2/01

    UIF - Emerging Markets Debt Portfolio
      2001 ...........................................       0.40%        6,255   10.605749        66,339         9.66%
      2000 ...........................................       0.40%       64,183    9.671636       620,755        10.94%
      1999 ...........................................       0.40%        7,107    8.717559        61,956        28.86%
      1998 ...........................................       0.40%       13,412    6.765184        90,735       -32.35%   5/1/98

    UIF - Mid Cap Growth Portfolio
      2001 ...........................................       0.40%       27,935    6.101338       170,441       -29.60%

    UIF - U.S. Real Estate Portfolio
      2001 ...........................................       0.40%      152,921   11.990690     1,833,628         9.40%
      2000 ...........................................       0.40%       39,041   10.960329       427,902        15.00%
      1999 ...........................................       0.40%       51,147    8.593033       439,508        -3.76%
      1998 ...........................................       0.40%        1,612    8.928571        14,393       -15.97%  9/21/00

    Van Eck WIT - Worldwide Emerging Markets Fund
      2001 ...........................................       0.40%       56,168    7.142729       401,193        -2.20%
      2000 ...........................................       0.40%      124,869    7.303734       912,010       -42.10%
      1999 ...........................................       0.40%       38,228   12.613718       482,197        99.48%
      1998 ...........................................       0.40%       21,058    6.323175       133,153       -36.77%   5/1/98

    Van Eck WIT - Worldwide Hard Assets Fund
      2001 ...........................................       0.40%       18,257    8.161281       149,001       -10.80%
      2000 ...........................................       0.40%       56,278    9.149843       514,935        10.96%
      1999 ...........................................       0.40%       38,220    8.246159       315,168        20.52%
      1998 ...........................................       0.40%       12,094    6.842178        82,749       -31.58%   5/1/98
                                                                                             ------------
    Total Contract Owners' Equity
      2001 ................................................................................  $408,763,705
                                                                                             ============
      2000 ................................................................................  $237,376,916
                                                                                             ============
      1999 ................................................................................  $122,181,811
                                                                                             ============
      1998 ................................................................................  $ 26,899,259
                                                                                             ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VL Separate Account-C:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Columbus, Ohio
February 20, 2002

NATIONWIDE LIFE INSURANCE COMPANY
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